SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

File No. 002-13017

File No. 811-00750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 129	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 129

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS II

(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public Offering:	March 30, 2007

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 30, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

—  C O N T E N T S  —

This Post-Effective Amendment No. 129 to Registration File No. 002-13017 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

VALUE-EQUITY

Prospectus

march 30, 2007

delaware large cap value fund

class a • class b • class c • class r

the securities and exchange commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Fund profile	page 2
Delaware Large Cap Value Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	7

Who manages the Fund	page 8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	10

About your account	page 11
Investing in the Fund	11
Choosing a share class	11
Dealer compensation	14
Payments to intermediaries	14
How to reduce your sales charge	15
Waivers of Contingent Deferred Sales Charges	17
How to buy shares	18
Fair valuation	19
Retirement plans	20
Document delivery	20
How to redeem shares	20
Account minimums	21
Special services	21
Frequent trading of Fund shares	23
Dividends, distributions, and taxes	24
Certain management considerations	25

Financial highlights	page 26

Glossary	page 28

Additional information	page 31

1

Profile: Delaware Large Cap Value Fund

What is the Fund’s goal?

Delaware Large Cap Value Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies? Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Fund currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock and bond prices which could be caused by a drop in the stock market, interest rate changes, problems in the economy, or poor performance from particular companies or industries.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund

•                  Investors with long-term financial goals

•                  Investors seeking growth potential combined with regular income

•                  Investors seeking supplemental quarterly income from an investment that also offers possible protection against inflation

Who should not invest in the Fund

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•                  Investors seeking an investment primarily in fixed income securities

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has the Delaware Large Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past 10 calendar years, as well as the average annual returns of Class A, B, C, and R shares for one-year, five-year, and 10-year or lifetime periods, as applicable. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of the periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.36% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.85% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below include the sales charge.

Average annual returns for periods ending 12/31/06

			10 years or
	1 year	5 years	lifetime**
Class A return before taxes	16.28%	6.35%	7.00%
Class A return after taxes on distributions	14.89%	5.71%	5.36%
Class A return after taxes on distributions and sale of Fund shares	11.25%	5.29%	5.24%
Class B return before taxes*	18.47%	6.47%	6.97%
Class C return before taxes*	21.55%	6.83%	6.83%
Class R return before taxes	23.06%	N/A	13.62%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	22.25%	10.86%	11.00%

The Fund’s returns above are compared to the performance of the Russell 1000® Value Index. The Russell 1000® Value Index measures the performance of the companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000® Index measures the 1,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Russell 1000® Value Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*                 Total returns assume redemption of shares at end of period. The 10-year returns for Class B shares reflect conversion to Class A shares after eight years. If shares were not redeemed, the returns for Class B would be 22.47%, 6.82%, and 6.97% for the one-, five-, and 10-year periods, respectively, and the returns for Class C would be 22.25%, 6.83%, and 6.83% for the one-, five-, and 10-year periods, respectively.

**          Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Index returns shown are for 10 years because the Fund’s Class A, Class B, and Class C shares commenced operations more than 10 years ago. The inception date for the Class R shares of the Fund was June 2, 2003. The Index return for the Class R lifetime period was 17.85%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class R lifetime reflects the return from June 30, 2003 through December 31, 2006.

3

Profile: Delaware Large Cap Value Fund (continued)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

What are the Fund’s fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

CLASS	A		B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%		none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	(1)	4.00	%(2)	1.00	%(3)	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none		none
Redemption fees	none		none		none		none
Exchange fees(4)	none		none		none		none

Annual fund operating expenses are deducted from the Fund’s assets.

CLASS	A	B	C	R
Management fees	0.60%	0.60%	0.60%	0.60
Distribution and service (12b-1) fees	0.27%(5)	1.00%	1.00%	0.60%(6)
Other expenses(7)	0.29%	0.29%	0.29%	0.29%
Total annual fund operating expenses	1.16%	1.89%	1.89%	1.49%
Fee waivers and payments	N/A	N/A	N/A	(0.10%)
Net expenses	1.16%	1.89%	1.89%	1.39%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. For Class R shares, this example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without waivers for years two through 10. For Class A, B, and C shares, this example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	A	B(8)	B(8) (if redeemed)	C	C (if redeemed)	R

1 year	$686	$192	$592	$192	$292	$142
3 years	$922	$594	$869	$594	$594	$461
5 years	$1,177	$1,021	$1,246	$1,021	$1,021	$804
10 years	$1,903	$2,021	$2,021	$2,212	$2,212	$1,771

(1)       A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)       If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3)       Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

(4)       Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)       The Board of Trustees (Board) adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders will bear the 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

(6)       The distributor (Distributor) has contracted to limit the Class R shares’ 12b-1 fee from April 1, 2007 through March 31, 2008 to no more than 0.50% of average daily net assets.

(7)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

(8)       The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

•                  a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

•                  favorable earnings growth prospects;

•                  expected above-average return on equity and dividend yield;

•                  the financial condition of the issuer; and

•                  various qualitative factors.

We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, we may evaluate, among other things, the condition of the U.S. economy, the condition of foreign economies, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry sector.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

How we manage the Fund (continued)

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	Generally, we will invest at least 80% of the Fund’s net assets in equity securities.

American Depositary Receipts (ADRs): Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges the same way as other U.S. securities.

We may invest without limitation in ADRs. We may hold ADRs when we believe they offer greater appreciation potential than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of atleast 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market, and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may invest in all available types of equity securities, including preferred stocks, rights and warrants, and convertible securities. We may also invest in fixed income securities and enter into futures and options transactions for hedging purposes. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not be greater than 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process designed to identify under-valued securities before choosing securities for the portfolio.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

We typically invest only a small portion of the Fund’s portfolio in foreign corporations through ADRs. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on U.S. stock exchanges.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

7

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee of 0.60% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2006.

Portfolio managers

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn have primary responsibility for making day-to-day investment decisions for the Fund. Messrs. Nutt, Irving, Lombardi, and Vogel assumed responsibility for the Fund on March 28, 2005, and Mr. Lalvani and Ms. Wynn assumed responsibility for the Fund on October 2, 2006.

D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

8

Nashira S. Wynn, Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

9

Who manages the Fund (Continued)

Who’s who?

This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

10

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CLASS A

Choosing a share class

•                  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

•                  If you invest $50,000 or more, your front-end sales charge will be reduced.

•                  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge.”

•                  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C, and Class R shares. See “Dealer compensation.”

•                  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

•                  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

Amount of purchase	Sales charge as % of offering price		Sales charge as % of net amount invested
Less than $50,000	5.75%		6.54%
$50,000 but under $100,000	4.75%		5.41%
$100,000 but under $250,000	3.75%		4.31%
$250,000 but under $500,000	2.50%		3.00%
$500,000 but under $1 million	2.00%		2.44%
$1 million or more	None (Limited CDSC may apply)	*	None (Limited CDSC may apply)	*

*                 There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

11

About your account (continued)

CLASS B

Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares in the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the Prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges or fees.

•                  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

•                  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

•                  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges — Class B and Class C” below.

•                  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

•                  For eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•                  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

•                  Eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

•                  You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

12

CLASS C

•                  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•                  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

•                  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

•                  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•                  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

•                  Unlike Class B shares, Class C shares do not automatically convert to another class.

•                  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

•                  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

•                  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

•                  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•                  Unlike Class B shares, Class R shares do not automatically convert to another class.

•                  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP-IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

13

About your account (continued)

Calculation of Contingent Deferred Sales Charges – Class B and Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A(1)	CLASS B(2)	CLASS C(3)	CLASS R(4)
Commission (%)	—	4.00%	1.00%	—
Investment less than $50,000	5.00%	—	—	—
$50,000 but less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1,000,000	1.60%	—	—	—
$1,000,000 but less than $5,000,000	1.00%	—	—	—
$5,000,000 but less than $25,000,000	0.50%	—	—	—
$25,000,000 or more	0.25%	—	—	—
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

(1)       On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board, which went into effect on May 2, 1994, a lesser amount may be paid.

(2)  On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)       On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)       On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from April 1, 2007 through March 31, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase although this rate is currently 0.50%.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

14

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

How to reduce your sales charge

We offer a number of ways to reuce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Fund holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no up-front sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Share class
Program	How it works	A	B	C
Letter of Intent

Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

X

Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.

Rights of Accumulation

You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

X

15

About your account (continued)

Share class
Program	How it works	A	B	C
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge, as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.

For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSCs and conversion to Class A will not start over again; it will pick up from the point at which you redeemed your shares.

Not available.

SIMPLE IRA, SEP-IRA, SAR/SEP IRA, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

		X	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

Buying Class A shares at Net Asset Value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

•                  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

•                  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager or any of its current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into Dealer’s Agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

•                  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

•                  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

•                  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

•                  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

•                  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class.

16

•                  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV agreement with respect to such retirement platforms.

•                  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

•                  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

•                  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

•                  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Share Class
Category	A*	B	C

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

	X	X	X

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code (the Code).	X	Not available.	Not available.

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.	Not available.

Periodic distributions from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP IRA, or SEP-IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.

	X	X	X

Returns of Excess Contributions due to any regulatory limit from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP IRA, or SEP-IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

	X	X	X

Distributions by other employee benefit plans to pay benefits.	X	Not available.	Not available.

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

	X	X	X

17

About your account (continued)

Share Class
Category	A*	B	C

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

	X	X	X

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	Not available.	X

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.	X

*                 The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**          Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

18

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

19

About your account (continued)

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

20

How to redeem shares (continued)

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online in a secure internet environment at any time, from anywhere.

Online Account Access

Online Account Access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

21

About your account (continued)

Special services (continued)

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B or Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

22

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

23

About your account (continued)

Frequent trading of Fund shares (continued)

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

24

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

25

Financial highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

	Class A
Delaware Large Cap Value Fund	2006	2005	2004	2003	Year ended 11/30 2002
Net asset value, beginning of period	$19.010	$18.030	$16.240	$14.320	$16.730
Income (loss) from investment operations:
Net investment income(1)	0.305	0.271	0.204	0.205	0.170
Net realized and unrealized gain (loss) on investments and foreign currencies	3.279	0.917	1.802	1.835	(2.381)
Total from investment operations	3.584	1.188	2.006	2.040	(2.211)
Less dividends and distributions from:
Net investment income	(0.324)	(0.192)	(0.216)	(0.120)	(0.199)
Net realized gain on investments	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(1.514)	(0.208)	(0.216)	(0.120)	(0.199)
Net asset value, end of period	$21.080	$19.010	$18.030	$16.240	$14.320
Total return(2)	20.28%	6.62%	12.44%	14.34%	(13.34%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,246,544	$1,177,317	$1,253,876	$895,108	$870,132
Ratio of expenses to average net assets	1.17%	1.15%	1.15%	1.20%	1.11%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.17%	1.15%	1.16%	1.20%	1.11%
Ratio of net investment income to average net assets	1.60%	1.47%	1.18%	1.40%	1.10%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.60%	1.47%	1.17%	1.40%	1.10%
Portfolio turnover	16%	114%	70%	77%	99%

(1)   The average shares outstanding method has been applied for per share information

(2)   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3)   Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(4)   The portfolio turnover is representative for the entire fund for the year ended November 30, 2003.

How to read the financial highlights

Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Net asset value (NAV)	Total return
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

26

	Class B
Delaware Large Cap Value Fund	2006	2005	2004	2003	Year ended 11/30 2002
Net asset value, beginning of period	$18.880	$17.910	$16.150	$14.240	$16.630
Income (loss) from investment operations:
Net investment income(1)	0.168	0.137	0.077	0.096	0.054
Net realized and unrealized gain (loss) on investments and foreign currencies	3.252	0.912	1.789	1.821	(2.364)
Total from investment operations	3.420	1.049	1.866	1.917	(2.310)
Less dividends and distributions from:
Net investment income	(0.180)	(0.063)	(0.106)	(0.007)	(0.080)
Net realized gain on investments	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(1.370)	(0.079)	(0.106)	(0.007)	(0.080)
Net asset value, end of period	$20.930	$18.880	$17.910	$16.150	$14.240
Total return(2)	19.39%	5.87%	11.60%	13.47%	(13.96%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,322	$136,050	$184,203	$74,019	$75,707
Ratio of expenses to average net assets	1.90%	1.88%	1.89%	1.94%	1.86%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	—	—	—	—	—
Ratio of net investment income to average net assets	0.87%	0.74%	0.44%	0.66%	0.35%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	—	—	—	—	—
Portfolio turnover	16%	114%	70%	77%	99%

	Class C
Delaware Large Cap Value Fund	2006	2005	2004	2003	Year ended 11/30 2002
Net asset value, beginning of period	$19.000	$18.020	$16.250	$14.320	$16.730
Income (loss) from investment operations:
Net investment income(1)	0.166	0.136	0.076	0.095	0.054
Net realized and unrealized gain (loss) on investments and foreign currencies	3.274	0.923	1.800	1.842	(2.384)
Total from investment operations	3.440	1.059	1.876	1.937	(2.330)
Less dividends and distributions from:
Net investment income	(0.180)	(0.063)	(0.106)	(0.007)	(0.080)
Net realized gain on investments	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(1.370)	(0.079)	(0.106)	(0.007)	(0.080)
Net asset value, end of period	$21.070	$19.000	$18.020	$16.250	$14.320
Total return(2)	19.38%	5.89%	11.59%	13.53%	(14.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,709	$36,148	$42,371	$13,764	$11,098
Ratio of expenses to average net assets	1.90%	1.88%	1.89%	1.94%	1.86%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	—	—	—	—	—
Ratio of net investment income to average net assets	0.87%	0.74%	0.44%	0.66%	0.35%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	—	—	—	—	—
Portfolio turnover	16%	114%	70%	77%	99%

	Class R
Delaware Large Cap Value Fund	2006	2005	Year ended 11/30/04 2004	6/2/03(3) through 11/30/03
Net asset value, beginning of period	$19.000	$18.010	$16.230	$15.150
Income (loss) from investment operations:
Net investment income(1)	0.262	0.216	0.145	0.072
Net realized and unrealized gain (loss) on investments and foreign currencies	3.275	0.915	1.809	1.063
Total from investment operations	3.537	1.131	1.954	1.135
Less dividends and distributions from:
Net investment income	(0.287)	(0.125)	(0.174)	(0.055)
Net realized gain on investments	(1.190)	(0.016)	—	—
Total dividends and distributions	(1.477)	(0.141)	(0.174)	(0.055)
Net asset value, end of period	$21.060	$19.000	$18.010	$16.230
Total return(2)	20.00%	6.30%	12.11%	7.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,166	$1,078	$1,234	$654
Ratio of expenses to average net assets	1.40%	1.45%	1.49%	1.54%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.50%	1.48%	1.49%	1.54%
Ratio of net investment income to average net assets	1.37%	1.17%	0.84%	0.91%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.27%	1.14%	0.84%	0.91%
Portfolio turnover	16%	114%	70%	77	%(4)

Net assets	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

We determine this ratio by dividing net investment income (loss) by average net assets.

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

27

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost

Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation

An increase in the value of an investment.

Average maturity

An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and is typically inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as “junk bonds.” See also “Nationally recognized statistical rating organization.”

Capital

The amount of money you invest.

Capital gains distributions

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission

The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding

Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)

Fee charged by some mutual funds when shares are redeemed (sold back to a fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See “Bond.”

Cost basis

The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates

The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

Depreciation

A decline in an investment’s value.

Diversification

The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution

Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Duration

A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

28

Financial advisor

Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Fixed income securities

With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities

Securities issued by the U.S. Government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Maes.

Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Investment grade

A bond with a “bond” rating in one of the four highest ratings categories by an NRSRO or, if unrated, that the Manager believes is of comparable quality.

Management fee

The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD

The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net assets

The total value of all the assets in a fund’s portfolio, less any liabilities.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal

Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem

To cash in your shares by selling them back to the mutual fund.

Risk

Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000® Value Index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization.

Sales charge

Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

29

Glossary (continued)

SEC (Securities and Exchange Commission)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes

Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee

Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation

A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)

A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act

Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

30

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

31

This page intentionally left blank.

Contact Information

WEB SITE

www.delawareinvestments.com

E-MAIL

service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

•                  For fund information, literature, price, yield, and performance figures.

•                  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

•                  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE LARGE CAP VALUE FUND SYMBOLS

	CUSIP	Nasdaq

Class A	245907100	DELDX
Class B	245907605	DEIBX
Class C	245907704	DECCX
Class R	245907886	DECRX

Investment Company Act file number: 811-00750

PR-001 [11/30] CGI 3/07	MF-07-03-005
PO 11700

VALUE-EQUITY

Prospectus

MARCH 30, 2007

DELAWARE LARGE CAP VALUE FUND
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Large Cap Value Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	7

Who manages the Fund	page 8
Investment manager	8
Portfolio managers	8
Manager of managers structure	9
Who’s who?	10

About your account	page 11
Investing in the Fund	11
Payments to intermediaries	11
How to buy shares	12
Fair valuation	13
Document delivery	13
How to redeem shares	13
Account minimum	14
Exchanges	14
Frequent trading of Fund shares	14
Dividends, distributions, and taxes	16
Certain management considerations	17

Financial highlights	page 18

Glossary	page 20

Additional Information	page 23

1

Profile: Delaware Large Cap Value Fund

What is the Fund’s goal?

Delaware Large Cap Value Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies? Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Fund currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock and bond prices which could be caused by a drop in the stock market, interest rate changes, problems in the economy, or poor performance from particular companies or industries.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund

•      Investors with long-term financial goals

•      Investors seeking growth potential combined with regular income

•      Investors seeking supplemental quarterly income from an investment that also offers possible protection against inflation

Who should not invest in the Fund

•      Investors with short-term financial goals

•      Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•      Investors seeking an investment primarily in fixed income securities

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has the Delaware Large Cap Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns for Institutional Class shares for one-year, five-year, and 10-year periods. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 17.44% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.74% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years
Return before taxes	23.72%	7.91%	7.90%
Return after taxes on distributions	22.13%	7.18%	6.13%
Return after taxes on distributions and sale of Fund shares	16.13%	6.62%	5.96%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	22.25%	10.86%	11.00%

The Fund’s returns above are compared to the performance of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Russell 1000 Value Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

3

Profile: Delaware Large Cap Value Fund (continued)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

What are the Fund’s fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

CLASS	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund’s assets.

CLASS	INSTITUTIONAL
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses[2]	0.29%
Total annual fund operating expenses	0.89%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. The example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	INSTITUTIONAL
1 year	$91
3 years	$284
5 years	$493
10 years	$1,096

1  Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2  “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

•                  a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

•                  favorable earnings growth prospects;

•                  expected above-average return on equity and dividend yield;

•                  the financial condition of the issuer; and

•                  various qualitative factors.

We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, we may evaluate, among other things, the condition of the U.S. economy, the condition of foreign economies, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry sector.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

How we manage the Fund (continued)

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	Generally, we will invest at least 80% of the Fund’s net assets in equity securities.

American Depositary Receipts (ADRs): Receipts issued by a depositary (usually a U.S. bank) that represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges the same way as other U.S. securities.

We may invest without limitation in ADRs. We may hold ADRs when we believe they offer greater appreciation potential than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market, and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may invest in all available types of equity securities, including preferred stocks, rights and warrants, and convertible securities. We may also invest in fixed income securities and enter into futures and options transactions for hedging purposes. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not be greater than 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process designed to identify under-valued securities before choosing securities for the portfolio.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

We typically invest only a small portion of the Fund’s portfolio in foreign corporations through ADRs. When we do purchase ADRs, they are generally denominated in U.S. dollars and traded on U.S. stock exchanges.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

7

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee of 0.60% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2006.

Portfolio managers

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn have primary responsibility for making day-to-day investment decisions for the Fund. Messrs. Nutt, Irving, Lombardi, and Vogel assumed responsibility for the Fund on March 28, 2005, and Mr. Lalvani and Ms. Wynn assumed responsibility for the Fund on October 2, 2006.

D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of the CFASociety of Philadelphia.

8

Nashira S. Wynn, Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

9

Who manages the Fund (continued)

Who’s who?

This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

10

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

•                  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

•                  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with the distributor (Distributor);

•                  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

•                  a bank, trust company, or similar financial institution investing for its own account or for the accounts of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•                  registered investment advisors investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

•                  certain plans qualified under Section 529 of the Internal Revenue Code (the Code), for which the Fund’s Manager, Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

•                  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

11

About your account (continued)

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

12

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

13

About your account (continued)

How to redeem shares (continued)

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

14

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

15

About your account (continued)

Frequent trading of Fund shares (continued)

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation, or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

16

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

17

Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

	Institutional Class
Delaware Large Cap Value Fund	2006	2005	2004	2003	Year ended 11/30 2002
Net asset value, beginning of period	$19.010	$18.030	$16.240	$14.320	$16.730
Income (loss) from investment operations:
Net investment income[1]	0.357	0.321	0.248	0.242	0.209
Net realized and unrealized gain (loss) on investments and foreign currencies	3.279	0.912	1.805	1.835	(2.380)
Total from investment operations	3.636	1.233	2.053	2.077	(2.171)
Less dividends and distributions from:
Net investment income	(0.376)	(0.237)	(0.263)	(0.157)	(0.239)
Net realized gain on investments	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(1.566)	(0.253)	(0.263)	(0.157)	(0.239)
Net asset value, end of period	$21.080	$19.010	$18.030	$16.240	$14.320
Total return[2]	20.61%	6.88%	12.75%	14.64%	(13.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,841	$44,837	$81,814	$45,191	$32,928
Ratio of expenses to average net assets	0.90%	0.88%	0.89%	0.94%	0.86%
Ratio of net investment income to average net assets	1.87%	1.74%	1.44%	1.66%	1.35%
Portfolio turnover	16%	114%	70%	77%	99%

1    The average shares outstanding method has been applied for per share information.

2   Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

18

How to read the financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

19

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost

Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation

An increase in the value of an investment.

Average maturity

An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and is typically inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as “junk bonds.” See also “Nationally recognized statistical rating organization.”

Capital

The amount of money you invest.

Capital gains distributions

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding

Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond

A debt security issued by a corporation. See “Bond.”

Cost basis

The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates

The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

Depreciation

A decline in an investment’s value.

Diversification

The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution

Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Duration

A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor

Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

20

Fixed income securities

With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Government securities

Securities issued by the U.S. Government or its agencies. They include Treasuries, as well as agency-backed securities such as Fannie Maes.

Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Investment grade

A bond with a “bond” rating in one of the four highest ratings categories by an NRSRO or, if unrated, that the Manager believes is of comparable quality.

Management fee

The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD

The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)

The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal

Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem

To cash in your shares by selling them back to the mutual fund.

Risk

Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000® Value Index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization.

21

Glossary (continued)

SEC (Securities and Exchange Commission)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes

Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee

Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation

A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)

A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

22

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 362-7500. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

23

This page intentionally left blank.

Contact information

WEB SITE

www.delawareinvestments.com

E-MAIL

service@delinvest.com

CLIENT SERVICES REPRESENTATIVE

800 362-7500

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

•                  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE LARGE CAP VALUE FUND SYMBOLS

	CUSIP	Nasdaq

Institutional Class	245907407	DEDIX

Investment Company Act file number: 811-00750

MF-07-03-006
PR-051 [11/30] CGI 3/07	PO 11701

VALUE-EQUITY

Prospectus

MARCH 30, 2007

DELAWARE VALUE FUND

CLASS A    •    CLASS B    •    CLASS C    •    CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Value Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	8
Disclosure of portfolio holdings information	8

Who manages the Fund	page 9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	11

About your account	page 12
Investing in the Fund	12
Choosing a share class	12
Dealer compensation	15
Payments to intermediaries	16
How to reduce your sales charge	16
Waivers of Contingent Deferred Sales Charges	18
How to buy shares	19
Fair valuation	20
Retirement plans	21
Document delivery	21
How to redeem shares	21
Account minimums	22
Special services	23
Frequent trading of Fund shares	24
Dividends, distributions, and taxes	26
Certain management considerations	27

Financial highlights	page 28

Glossary	page 30

Additional information	page 33

1

Profile: Delaware Value Fund

What is the Fund’s goal?

Delaware Value Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies? Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of large-capitalization companies (the 80% policy). The Fund invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Fund currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance from particular industries or companies.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund

•                  Investors with long-term financial goals

•                  Investors seeking growth potential

•                  Investors seeking a core investment to act as a foundation for their equity portfolio

Who should not invest in the Fund

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•                  Investors whose primary goal is income

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past eight calendar years, as well as the average annual returns of Class A, Class B, Class C, and Class R shares for one-year, five-year, and lifetime periods, as applicable. Prior to May 1, 2002, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 16.07% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.28% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/06

	1 year	5 years	Lifetime**
Class A return before taxes	16.52%	8.00%	8.08%
Class A return after taxes on distributions	15.55%	7.51%	7.11%
Class A return after taxes on distributions and sale of Fund shares	10.99%	6.74%	6.50%
Class B return before taxes*	18.60%	N/A	8.70%
Class C return before taxes*	21.69%	N/A	9.01%
Class R return before taxes	23.47%	N/A	23.47%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	22.25%	10.86%	9.52%

The Fund’s returns above are compared to the performance of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization. You should remember that, unlike the Fund, the Russell 1000 Value Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*                 Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be 22.60% and 9.05% for the one-year and lifetime periods, respectively, and the returns for Class C would be 22.69% and 9.01% for the one-year and lifetime periods, respectively.

**          Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Index return shown is for the Fund’s Class A lifetime. The inception date for the Class A shares of the Fund was September 15, 1998. The inception date for the Class B and Class C shares of the Fund was May 1, 2002 and the inception date for Class R shares of the Fund was December 1, 2005. The Index return for the lifetime of Class B and Class C shares was 1.66%; and the Index return for Class R shares was 22.25%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index returns for Class A, Class B, Class C, and Class R lifetime reflect the returns from September 30, 1998, May 31, 2002, May 31, 2002, and December 31, 2005 through December 31, 2006.

3

Profile: Delaware Value Fund (continued)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

What are the Fund’s fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.

CLASS	A		B		C		R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%		none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	(1)	4.00	%(2)	1.00	%(3)	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none		none
Redemption fees	none		none		none		none
Exchange fees(4)	none		none		none		none

Annual fund operating expenses are deducted from the Fund’s assets.

CLASS	A		B	C	R
Management fees(5)	0.65%		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30	%(6)	1.00%	1.00%	0.60	%(6)
Other expenses(7)	0.21%		0.21%	0.21%	0.21%
Total annual fund operating expenses	1.16%		1.86%	1.86%	1.46%
Fee waivers and payments	(0.16%)		(0.11%)	(0.11%)	(0.21%)
Net expenses	1.00%		1.75%	1.75%	1.25%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	A	B(8)	B(8) (if redeemed)	C	C (if redeemed)	R
1 year	$671	$178	$578	$178	$278	$127
3 years	$907	$574	$849	$574	$574	$441
5 years	$1,162	$996	$1,221	$996	$996	$777
10 years	$1,890	$1,988	$1,988	$2,171	$2,171	$1,728

(1)       A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)       If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

(3)       Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

(4)       Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5)       The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from April 1, 2007 through March 31, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 0.75% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

(6)       The Fund’s distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fees from April 1, 2007 through March 31, 2008 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(7)       “Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

(8)       The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

•                  a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

•                  favorable earnings growth prospects;

•                  expected above-average return on equity and dividend yield;

•                  the financial condition of the issuer; and

•                  various qualitative factors.

We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, we may evaluate, among other things, the condition of the U.S. economy, the condition of foreign economies, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry sector.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

How we manage the Fund (continued)

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation, and may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

Generally, we invest 85% to 100% of the Fund’s net assets in common stocks. We will generally invest in companies with at least $5 billion in market capitalization at the time of purchase, but may also invest in smaller companies.

Convertible securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price.	We may invest in convertible securities and select them on the basis of the common stocks into which they can be converted, not on the basis of the debt ratings of the convertible securities.

Foreign stocks and depositary receipts: Foreign stocks are those issued by a company that is located in a foreign country, has the majority of its assets in a foreign country, or generates the majority of its operating income in a foreign country.

Depositary receipts are issued by a U.S. or foreign bank and represent the bank’s holdings of a stated number of shares of a foreign corporation. A depositary receipt entitles the holder to all dividends and capital gains earned by the underlying foreign shares. American Depositary Receipts (ADRs) are typically bought and sold on U.S. securities exchanges the same way as other U.S. securities.

We may invest up to 20% of the Fund’s net assets in foreign companies directly or indirectly through American, Global, or European Depositary Receipts. We would typically hold depositary receipts when we believe they offer greater appreciation potential than U.S. securities. Investing directly in international securities is not typically a significant component of our strategy.

Options and futures: Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of the option must go through with the transaction if the purchaser exercises the option.

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Certain options and futures are generally considered to be derivative securities.

If we have stocks that have appreciated in price, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. We may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if we have excess cash that we want to invest quickly.

Use of these strategies can increase the operating cost of the Fund and can lead to loss of principal.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

6

Securities	How we use them
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market, and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Fund’s net assets in illiquid securities.

The Fund may also invest in other securities, including without limitation, preferred stock, warrants, and other equity securities, other than common stock, that are convertible into common stock. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s portfolio turnover rate will be greater than 100%. A portfolio turnover rate of 100% would occur if for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

How we manage the Fund (continued)

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process designed to identify under-valued securities before choosing securities for the portfolio.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

We may use options and futures to protect gains in the Fund’s portfolio without actually selling a security. We may also use options and futures to quickly invest excess cash so that the Fund’s portfolio is generally fully invested.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

Investing in foreign securities (including depositary receipts) is not a significant part of our strategy. We may not invest more than 20% of net assets in direct and indirect holdings of foreign securities.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

8

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.54% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2006.

Portfolio managers

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn have primary responsibility for making day-to-day investment decisions for the Fund. Messrs. Nutt, Irving, Lombardi, and Vogel assumed responsibility for the Fund on July 30, 2004, and Mr. Lalvani and Ms. Wynn assumed responsibility for the Fund on October 2, 2006.

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager

Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager

Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager

Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager

Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

9

Who manages the Fund (continued)

Nashira S. Wynn, Vice President, Portfolio Manager

Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

10

Who’s who?

This shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

11

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

•                  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

•                  If you invest $50,000 or more, your front-end sales charge will be reduced.

•                  You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge.”

•                  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

•                  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

•                  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

	Sales charge as %	Sales charge as %
Amount of purchase	of offering price	of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but under $100,000	4.75%	5.41%
$100,000 but under $250,000	3.75%	4.31%
$250,000 but under $500,000	2.50%	3.00%
$500,000 but under $1 million	2.00%	2.44%
$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

*      There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

12

CLASS B

Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares in the Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in the Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, the reinvestment of redeemed shares with respect to Class B shares (which, as described in the Prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

•                  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

•                  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

•                  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges — Class B and Class C” below.

•                  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

•                  For eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•                  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

•                  Eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

•                  You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

13

About your account (continued)

CLASS C

•                  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•                  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

•                  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

•                  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•                  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

•                  Unlike Class B shares, Class C shares do not automatically convert to another class.

•                  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

•                  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

•                  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

•                  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•                  Unlike Class B shares, Class R shares do not automatically convert to another class.

•                  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP-IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Any account holding Class A shares as of December 1, 2005 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

14

Calculation of Contingent Deferred Sales Charges – Class B and Class C

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS B2	CLASS C3	CLASS R4
Commission (%)	—	4.00%	1.00%	—
Investment less than $50,000	5.00%	—	—	—
$50,000 but less than $100,000	4.00%	—	—	—
$100,000 but less than $250,000	3.00%	—	—	—
$250,000 but less than $500,000	2.00%	—	—	—
$500,000 but less than $1,000,000	1.60%	—	—	—
$1,000,000 but less than $5,000,000	1.00%	—	—	—
$5,000,000 but less than $25,000,000	0.50%	—	—	—
$25,000,000 or more	0.25%	—	—	—
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1                    On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.25% from April 1, 2007 through March 31, 2008.

2                    On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

3                    On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

4                    On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from April 1, 2007 through March 31, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

15

About your account (continued)

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Fund holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no up-front sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Share class
Program	How it works	A	B	C
Letter of Intent

Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

X

Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.

Rights of Accumulation

You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

X

16

Share class
Program	How it works	A	B	C
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.

For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSCs and conversion to Class A will not start over again; it will pick up from the point at which you redeemed your shares.

Not available.

SIMPLE IRA, SEP IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

		X	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

Buying Class A shares at Net Asset Value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

•                  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

•                  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager or any of its current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into Dealer’s Agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

•                  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

•                  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

•                  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

•                  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

17

About your account (continued)

•                  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class.

•                  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV agreement with respect to such retirement platforms.

•                  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

•                  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

•                  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

•                  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Share class
Category	A*	B	C

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

	X	X	X

Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code (the Code).	X	Not available.	Not available.

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.	Not available.

Periodic distributions from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.

	X	X	X

Returns of Excess Contributions due to any regulatory limit from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

	X	X	X

Distributions by other employee benefit plans to pay benefits.	X	Not available.	Not available.

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

	X	X	X

18

Share class
Category	A*	B	C

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

	X	X	X

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	Not available.	X

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at net asset value” above.	X	Not available.	Not available.

*                 The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**          Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the Fund’s SAI, which is available upon request.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

19

About your account (continued)

How to buy shares (continued)

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

20

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

21

About your account (continued)

How to redeem shares (continued)

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

22

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan

The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access

Online Account Access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B or Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

23

About your account (continued)

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

24

About your account (continued)

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

25

About your account (continued)

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

26

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

27

Financial highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918. Financial highlights are not shown for Class R shares because the class has not commenced operations as of the close of the fiscal year.

	Class A
					Year ended
					11/30
Delaware Value Fund	2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.370	$10.760	$9.480	$8.300	$9.490
Income (loss) from investment operations:
Net investment income(1)	0.225	0.220	0.134	0.110	0.113
Net realized and unrealized gain (loss) on investments	2.068	0.842	1.240	1.151	(1.231)
Total from investment operations	2.293	1.062	1.374	1.261	(1.118)
Less dividends and distributions from:
Net investment income	(0.122)	(0.089)	(0.094)	(0.081)	(0.072)
Net realized gain on investments	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.193)	(0.452)	(0.094)	(0.081)	(0.072)
Net asset value, end of period	$13.470	$11.370	$10.760	$9.480	$8.300
Total return(2)	20.48%	10.11%	14.59%	15.37%	(11.88%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,378	$104,140	$6,846	$717	$42
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	1.00%	1.03%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.17%	1.11%	1.17%	1.26%	1.60%
Ratio of net investment income to average net assets	1.84%	1.98%	1.32%	1.29%	1.27%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.68%	1.88%	1.15%	1.03%	0.70%
Portfolio turnover	24%	26%	128%	101%	61%

(1)       The average shares outstanding method has been applied for per share information.

(2)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect an impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and the Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3)       Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(4)       The portfolio turnover is representative for the entire fund for the year ended November 30, 2002.

(5)       As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.

(6)       Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager and the Distributor. Performance would have been lower had the expense limitation not been in effect.

How to read the financial highlights

Net investment	Net realized and unrealized	Net asset value
income (loss)	gain (loss) on investments	(NAV)

Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

28

	Class B
				Year ended	5/1/02(3)
				11/30	through
Delaware Value Fund	2006	2005	2004	2003	11/30/02
Net asset value, beginning of period	$11.290	$10.680	$9.420	$8.310	$9.700
Income (loss) from investment operations:
Net investment income(1)	0.134	0.137	0.058	0.044	0.030
Net realized and unrealized gain (loss) on investments	2.058	0.843	1.229	1.147	(1.420)
Total from investment operations	2.192	0.980	1.287	1.191	(1.390)
Less dividends and distributions from:
Net investment income	(0.041)	(0.007)	(0.027)	(0.081)	—
Net realized gain on investments	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.112)	(0.370)	(0.027)	(0.081)	—
Net asset value, end of period	$13.370	$11.290	$10.680	$9.420	$8.310
Total return(2)	19.59%	9.35%	13.69%	14.50%	(14.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,914	$6,516	$1,518	$383	$13
Ratio of expenses to average net assets	1.76%	1.76%	1.75%	1.75%	1.93%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.87%	1.81%	1.87%	1.96%	2.62%
Ratio of net investment income to average net assets	1.09%	1.23%	0.57%	0.54%	0.59%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	0.98%	1.18%	0.45%	0.33%	(0.10%)
Portfolio turnover	24%	26%	128%	101%	61	%(4)

	Class C						Class R
				Year ended	5/1/02(3)		Year ended
				11/30	through		11/30(5)
Delaware Value Fund	2006	2005	2004	2003	11/30/02		2006
Net asset value, beginning of period	$11.290	$10.690	$9.420	$8.280	$9.700		$11.350
Income (loss) from investment operations:
Net investment income(1)	0.134	0.138	0.062	0.044	0.032		0.218
Net realized and unrealized gain (loss) on investments	2.058	0.832	1.235	1.155	(1.452)		2.058
Total from investment operations	2.192	0.970	1.297	1.199	(1.420)		2.276
Less dividends and distributions from:
Net investment income	(0.041)	(0.007)	(0.027)	(0.059)	—		(0.135)
Net realized gain on investments	(0.071)	(0.363)	—	—	—		(0.071)
Total dividends and distributions	(0.112)	(0.370)	(0.027)	(0.059)	—		(0.206)
Net asset value, end of period	$13.370	$11.290	$10.690	$9.420	$8.280		$13.420
Total return(2)	19.59%	9.25%	13.80%	14.60%	(14.64%)		20.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,013	$19,597	$2,477	$133	$27		$6
Ratio of expenses to average net assets	1.76%	1.76%	1.75%	1.75%	1.93%		1.26%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.87%	1.81%	1.87%	1.96%	2.62%		1.47
Ratio of net investment income to average net assets	1.09%	1.23%	0.57%	0.54%	0.59%		1.59%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	0.98%	1.18%	0.45%	0.33%	(0.10%)		1.38%
Portfolio turnover	24%	26%	128%	101%	61	%(4)	24%

Total return	Net assets	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

We determine this ratio by dividing net investment income (loss) by average net assets.

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

29

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost

Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation

An increase in the value of an investment.

Average maturity

An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as “junk bonds.” See also “Nationally recognized statistical rating organization.”

Capital

The amount of money you invest.

Capital gains distributions

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission

The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding

Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)

Fee charged by some mutual funds when shares are redeemed (sold back to a fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond

A debt security issued by a corporation. See “Bond.”

Cost basis

The original purchase price of an investment; used in determining capital gains and losses.

Depreciation

A decline in an investment’s value.

Diversification

The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution

Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Duration

A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

30

Financial advisor

Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Fixed income securities

With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee

The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD

The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net assets

The total value of all the assets in a fund’s portfolio, less any liabilities.

Net asset value (NAV)

The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal

Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem

To cash in your shares by selling them back to the mutual fund.

Risk

Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000® Value Index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization.

Sales charge

Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

31

Glossary (continued)

Share classes

Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee

Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation

A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)

A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act

Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

32

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

33

WEB SITE

www.delawareinvestments.com

E-MAIL

service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder Service Center

Monday to Friday, 8 a.m. to 7 p.m. Eastern Time.

•                  For fund information, literature, price, yield, and performance figures.

•                  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

•                  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE VALUE FUND SYMBOLS

	CUSIP	Nasdaq
Class A	24610C881	DDVAX
Class B	24610C873	DDVBX
Class C	24610C865	DDVCX
Class R	245907860	DDVRX

Registrant’s Investment Company Act file number: 811-00750

MF-07-03-011
PR-456 [11/30] CGI 3/07	PO 11706

VALUE-EQUITY

Prospectus

March 30, 2007

DELAWARE VALUE FUND

INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Value Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	8
Disclosure of portfolio holdings information	8

Who manages the Fund	page 9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	11

About your account	page 12
Investing in the Fund	12
Payments to intermediaries	12
How to buy shares	13
Fair valuation	14
Document delivery	14
How to redeem shares	14
Account minimum	15
Exchanges	15
Frequent trading of Fund shares	15
Dividends, distributions, and taxes	17
Certain management considerations	18

Financial highlights	page 19

Glossary	page 21

Additional Information	page 24

1

Profile: Delaware Value Fund

What is the Fund’s goal?

Delaware Value Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund’s main investment strategies? Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of large-capitalization companies (the 80% policy). The Fund invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Fund currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset value of the respective issuers. We also consider a company’s plans for future operations on a selective basis. We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. The Fund’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be affected by declines in stock prices, which can be caused by a drop in the stock market or poor performance from particular industries or companies.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund

•                  Investors with long-term financial goals

•                  Investors seeking growth potential

•                  Investors seeking a core investment to act as a foundation for their equity portfolio

Who should not invest in the Fund

•                  Investors with short-term financial goals

•                  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term

•                  Investors whose primary goal is income

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past eight calendar years, as well as the average annual returns of Institutional Class shares for one-year, five-year, and lifetime periods. Prior to May 1, 2002, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps that were in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 16.20% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.26% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/06

	1 year	5 years	Lifetime*
Return before taxes	23.88%	9.53%	9.00%
Return after taxes on distributions	22.75%	8.98%	7.99%
Return after taxes on distributions and sale of Fund shares	15.79%	8.07%	7.31%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	22.25%	10.86%	9.52%

The Fund’s returns above are compared to the performance of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization. You should remember that, unlike the Fund, the Russell 1000 Value Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*

Lifetime returns are shown if the Fund existed for less than 10 years. The inception date for the Fund was September 15, 1998. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from September 30, 1998 through December 31, 2006.

3

Profile: Delaware Value Fund (continued)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

What are the Fund’s fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class

CLASS	INSTITUTIONAL
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees(1)	none

Annual fund operating expenses are deducted from the Fund’s assets.

CLASS	INSTITUTIONAL
Management fees(2)	0.65%
Distribution and service (12b-1) fees	none
Other expenses(3)	0.21%
Total annual fund operating expenses	0.86%
Fee waivers and expenses	(0.11%)
Net expenses	0.75%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS	INSTITUTIONAL
1 year	$77
3 years	$263
5 years	$466
10 years	$1,051

(1)	Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)

The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from April 1, 2007 through March 31, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 0.75% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (the Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

(3)	“Other expenses” have been restated to reflect a reduction in non-routine expenses incurred during the period.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

The Fund invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. We follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

•                  a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

•                  favorable earnings growth prospects;

•                  expected above-average return on equity and dividend yield;

•                  the financial condition of the issuer; and

•                  various qualitative factors.

We may sell a security if we no longer believe the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, we may evaluate, among other things, the condition of the U.S. economy, the condition of foreign economies, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry sector.

The Fund’s investment objective is non-fundamental. This means that the Board may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

How we manage the Fund (continued)

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

Generally, we invest 85% to 100% of the Fund’s net assets in common stocks. We will generally invest in companies with at least $5 billion in market capitalization at the time of purchase, but may also invest in smaller companies.

Convertible securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price.	We may invest in convertible securities and select them on the basis of the common stocks into which they can be converted, not on the basis of the debt ratings of the convertible securities.

Foreign stocks and depositary receipts: Foreign stocks are those issued by a company that is located in a foreign country, has the majority of its assets in a foreign country, or generates the majority of its operating income in a foreign country.

Depositary receipts are issued by a U.S. or foreign bank and represent the bank’s holdings of a stated number of shares of a foreign corporation. A depositary receipt entitles the holder to all dividends and capital gains earned by the underlying foreign shares. American Depositary Receipts (ADRs) are typically bought and sold on U.S. securities exchanges the same way as other U.S. securities.

We may invest up to 20% of the Fund’s net assets in foreign companies directly or indirectly through American, Global, or European Depositary Receipts. We would typically hold depositary receipts when we believe they offer greater appreciation potential than U.S. securities. Investing directly in international securities is not typically a significant component of our strategy.

Options and futures: Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of the option must go through with the transaction if the purchaser exercises the option.

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Certain options and futures are generally considered to be derivative securities.

If we have stocks that have appreciated in price, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. We may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if we have excess cash that we want to invest quickly.

Use of these strategies can increase the operating cost of the Fund and can lead to loss of principal.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

6

Securities	How we use them
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market, and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Fund’s net assets in illiquid securities.

The Fund may also invest in other securities, including without limitation, preferred stock, warrants, and other equity securities, other than common stock, that are convertible into common stock. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s portfolio turnover rate will be greater than 100%. A portfolio turnover rate of 100% would occur if for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

7

How we manage the Fund (continued)

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall stock market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security. We also follow a rigorous selection process designed to identify under-valued securities before choosing securities for the portfolio.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

We may use options and futures to protect gains in the Fund’s portfolio without actually selling a security. We may also use options and futures to quickly invest excess cash so that the Fund’s portfolio is generally fully invested.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

Investing in foreign securities (including depositary receipts) is not a significant part of our strategy. We may not invest more than 20% of net assets in direct and indirect holdings of foreign securities.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Disclosure of portfolio holdings information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

8

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.54% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Fund’s investment advisory contract is available in the Fund’s semiannual report to shareholders for the period ended May 31, 2006.

Portfolio managers

D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn have primary responsibility for making day-to-day investment decisions for the Fund. Messrs. Nutt, Irving, Lombardi, and Vogel assumed responsibility for the Fund on July 30, 2004, and Mr. Lalvani and Ms. Wynn assumed responsibility for the Fund on October 2, 2006.

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity

Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed MLIM as a managing director. Prior to joining MLIM in 1994, Mr. Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Mr. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Jordan L. Irving, Vice President, Senior Portfolio Manager
Mr. Irving joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, he worked for the U.S. Active Large-Cap Value team within MLIM for six years, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Irving graduated from Yale University with a bachelor’s degree in American studies and earned a special diploma in social studies at Oxford University in England. He competed for the United States National Rowing Team, winning a gold medal at the 1997 World Rowing Championships in Aiguebelette, France.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Mr. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Mr. Lombardi worked at MLIM from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager
Mr. Vogel joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at MLIM for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Mr. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Mr. Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

9

Nashira S. Wynn, Vice President, Portfolio Manager
Ms. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for MLIM. Ms. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

10

Who’s who?

This shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

11

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

•                  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

•                  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with the distributor (Distributor);

•                  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

•                  a bank, trust company, or similar financial institution investing for its own account or for the accounts of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•                  registered investment advisors investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

•                  certain plans qualified under Section 529 of the Internal Revenue Code (the Code), as amended, for which the Fund’s Manager, Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

•                  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

12

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

13

About your account (continued)

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

14

How to redeem shares

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

15

About your account (continued)

Frequent trading of Fund shares (continued)

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

16

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

17

About your account (continued)

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

18

Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

	Institutional Class
Delaware Value Fund	2006	2005	2004	2003	Year ended 11/30 2002
Net asset value, beginning of period	$11.390	$10.780	$9.500	$8.310	$9.490
Income (loss) from investment operations:
Net investment income(1)	0.256	0.243	0.160	0.132	0.126
Net realized and unrealized gain (loss) on investments	2.077	0.846	1.237	1.155	(1.234)
Total from investment operations	2.333	1.089	1.397	1.287	(1.108)
Less dividends and distributions:
Net investment income	(0.152)	(0.116)	(0.117)	(0.097)	(0.072)
From net realized gain on investments	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.223)	(0.479)	(0.117)	(0.097)	(0.072)
Net asset value, end of period	$13.500	$11.390	$10.780	$9.500	$8.310
Total return(2)	20.85%	10.37%	14.83%	15.70%	(11.77%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,557	$146,761	$68,949	$41,047	$23,276
Ratio of expenses to average net assets	0.76%	0.76%	0.75%	0.75%	0.87%
Ratio of expenses to average net assets prior to expense limitations and expenses paid indirectly	0.87%	0.81%	0.87%	0.96%	1.30%
Ratio of net investment income to average net assets	2.09%	2.23%	1.57%	1.54%	1.43%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.98%	2.18%	1.45%	1.33%	1.00%
Portfolio turnover	24%	26%	128%	101%	61%

(1)	The average shares outstanding method has been applied for per share information.

(2)

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

19

How to read the financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

20

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost

Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation

An increase in the value of an investment.

Average maturity

An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond

A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as “junk bonds.” See also “Nationally recognized statistical rating organization.”

Capital

The amount of money you invest.

Capital gains distributions

Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding

Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)

Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond

A debt security issued by a corporation. See “Bond.”

Cost basis

The original purchase price of an investment; used in determining capital gains and losses.

Depreciation

A decline in an investment’s value.

Diversification

The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution

Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Duration

A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio

A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor

Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

21

Fixed income securities

With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bond.”

Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal

The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee

The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization

The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity

The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD

The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)

A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net assets

The total value of all the assets in a fund’s portfolio, less any liabilities.

Net asset value (NAV)

The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Preferred stock

Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal

Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus

The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem

To cash in your shares by selling them back to the mutual fund.

Risk

Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000® Value Index

The Russell 1000 Value Index is an unmanaged index that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth rates. The Russell 1000 Index measures the 1,000 largest U.S. companies based on market capitalization.

22

SEC (Securities and Exchange Commission)

Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes

Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee

Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid Signature guarantees can be provided by members of the STAMP program.

Standard deviation

A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)

A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock

An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return

An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

23

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 362-7500. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

24

Contact information

WEB SITE

www.delawareinvestments.com

E-MAIL

service@delinvest.com

CLIENT SERVICES REPRESENTATIVE

800 362-7500

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

•	For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE VALUE FUND

	CUSIP	Nasdaq
Institutional Class	24610C857	DDVIX

Investment Company Act file number: 811-00750

PR-459 [11/30] CGI 3/07	MF-07-03-012
PO 11707

STATEMENT OF ADDITIONAL INFORMATION

MARCH 30, 2007

DELAWARE GROUP EQUITY FUNDS II

Delaware Large Cap Value Fund

Delaware Value Fund

2005 Market Street, Philadelphia, PA  19103-7094

For more information about the Institutional Classes: 800 510-4015

For Prospectuses, Performance, and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares, and Class R Shares:  800 523-1918

Dealer Services (Broker/Dealers only):  800 362-7500

This Statement of Additional Information (“Part B”) describes shares of Delaware Large Cap Value Fund and Delaware Value Fund (each, a “Fund” and collectively, the “Funds”), which are series of Delaware Group Equity Funds II (the “Trust”).  Each Fund offers Class A, B, C, and R Shares (collectively, the “Fund Classes”).  Each Fund also offers an Institutional Class (collectively, the “Institutional Classes”).  All references to “shares” in this Part B refer to all classes of shares of the Funds, except where noted.  The Funds’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

This Part B supplements the information contained in the current Prospectuses for the Funds, each dated March 30, 2007, as they may be amended from time to time.  This Part B should be read in conjunction with the applicable Prospectus.  This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address or by calling the above phone numbers.  Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the report of independent registered public accounting firm are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B.  The Annual Reports can be obtained, without charge, by calling 800 523-1918.

A-001 [11/30] PDF 3/07	PO11710

ORGANIZATION AND CLASSIFICATION

Organization

The Trust was originally organized as a Delaware corporation in 1956 and was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware statutory trust on November 23, 1999.

Classification

The Trust is an open-end management investment company.  Each Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives

Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval.  However, the Trust’s Board of Trustees must approve any changes to non-fundamental investment objectives and a Fund will notify shareholders prior to a material change in the Fund’s investment objective.

Fundamental Investment Restrictions

Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of: a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1.             Make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.             Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3.             Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4.             Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.             Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6.             Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board of Trustees without shareholder approval:  Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

In applying a Fund’s policy on concentration:  (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective.  The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective.  The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.  Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.  In investing to achieve its investment objective, a Fund may hold securities for any period of time.

The Delaware Value Fund generally may be expected to have a portfolio turnover rate below 100% while the Delaware Large Cap Value Fund may be expected to engage in active and frequent trading of portfolio securities, which means that the portfolio turnover can be expected to exceed 100%.

For the fiscal years ended November 30, 2006 and 2005, the Funds’ portfolio turnover rates were as follows:

	2006	2005
Delaware Large Cap Value Fund(1)	16%	114%
Delaware Value Fund	24%	26%

(1)                                  The Delaware Large Cap Value Fund’s portfolio holdings were repositioned, when effective March 28, 2005, the Fund changed its investment strategy and its portfolio managers, which resulted in an increased portfolio turnover rate in 2005.

INVESTMENT STRATEGIES AND RISKS

The Funds’ investment objectives, strategies, and risks are described in the Prospectuses.  Certain additional information is provided below.  All investment strategies of the Funds are non-fundamental and may be changed without shareholder approval, except those identified above as fundamental restrictions.

Convertible Securities

Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock).  The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors.  The conversion value of convertible securities is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value.  In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both.  Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity.  Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher rated fixed income securities.  Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which react more to fluctuations in the general level of interest rates.  A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets.  However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower rated securities.

Depositary Receipts

Each Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts (“Depositary Receipts”).  Depositary Receipts are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  “Sponsored” Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, and “unsponsored” Depositary Receipts are issued without the participation of the issuer of the deposited security.  Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an un-sponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.  Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Fixed Income Securities

Fixed income securities consist of bonds, notes debentures, and other interest-bearing securities that represent indebtedness.  The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV.

Foreign Currency Transactions

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.  Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.  A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract).  A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.  The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

A Fund may enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.

A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Fund securities at the expiration of the contract.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

Foreign and Emerging Market Securities

Each Fund has the ability to invest up to 20% of its total assets in foreign securities (which includes Depositary Receipts, as described above) in any foreign country.  Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations.  These risks are in addition to the usual risks inherent in domestic investments.  There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies.  Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher.  Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties.  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower.  The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Each Fund may also invest in securities of issuers located in emerging market nations.  Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.  Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries.  Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries.  Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents.  Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank, and other international agencies, and the political constraints to which a government debtor may be subject.

A Fund may be subject to foreign withholding taxes on income from certain foreign securities, this in turn, could reduce a Fund’s distributions paid to shareholders.  Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar.

Futures Contracts

Each Fund may enter into futures contracts on stocks, stock indices, interest rates and foreign currencies, and purchase or sell options on such futures contracts.  These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund’s positions in cash, short-term debt securities and other money market instruments, at times when such Fund’s assets are not fully invested in equity securities.  Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund involved.

A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price.  By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  In addition, futures contracts call for settlement only on the expiration date, and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received.  Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin” as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank.  Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as “marking to the market.”

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund’s current or intended investments from broad fluctuations in stock or bond prices.  For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund’s current or intended investments in fixed income securities.  For example, if a Fund owned long-term bonds and interest rates were expected to increase, the Fund might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in the Fund’s portfolio.  However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Fund to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased as a hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated, and the Fund’s cash reserve could then be used to buy long-term bonds on the cash market.

Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar.  In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.  Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Each Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions.  Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.  In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position.  Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold.  A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss.  To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid.  Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

High Yield, High-Risk Securities (“Junk Bonds”)

Delaware Large Cap Value Fund may invest up to 15% of its net assets in high yield, high risk fixed income securities (“junk bonds”).  These securities are rated lower than BBB by Standard & Poor’s (“S&P”), Baa by Moody’s Investors Service, Inc. (“Moody’s”), and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality.  The Fund will not invest in securities which are rated lower than C by S&P, Ca by Moody’s or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings.

Delaware Value Fund will invest in convertible fixed income securities for their equity characteristics and without respect to investment ratings.  As a result, the Fund may hold convertible fixed income securities which are rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody’s).  Fixed income securities of this type are considered to be of poor standing and predominantly speculative.  Such securities are subject to a substantial degree of credit risk.

See “Appendix A – Description of Ratings” for more rating information.

In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates.   There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future.  The Manager intends to maintain an adequately diversified portfolio of these bonds.  While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations, or similar events.  Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high yield, high risk securities differently than other securities.  Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities.  Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due.  Such changes will, however, affect a Fund’s NAV per share.

Investment Company Securities

Each Fund is permitted to invest in other investment companies, including open-end, closed-end, or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.  However, a Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”  Any investments that the Funds make in investment companies will involve the Funds’ pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies.  Under the 1940 Act’s current limitations, each Fund may not:  (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund’s total assets in shares of other investment companies.  If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%.  These percentage limitations also apply to a Fund’s investments in unregistered investment companies.

Money Market Instruments

Each Fund may invest for defensive purposes in corporate government bonds and notes and money market instruments.  Money market instruments in which the Funds may invest include U.S. Government securities; certificates of deposit, time deposits, and bankers’ acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations, and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

Options

Each Fund may write covered call options on individual issues.  For the option to be considered to be covered, the Fund writing the option must own the common stock underlying the option or securities convertible into such common stock.  In addition, each Fund may write call options on stock indices.  Each Fund may also purchase put options on individual issues and on stock indices.  The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.  The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and a Fund’s portfolio as well as the price movement of individual securities.  The Funds do not currently intend to write or purchase options on stock indices.

While there is no limit on the amount of a Fund’s assets which may be invested in covered call options, neither Fund will invest more than 2% of its net assets in put options.  The Funds will only use exchange-traded options.

Covered Call Writing.  Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund’s investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period.  The advantage to a Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, a Fund may enter into closing purchase transactions.  A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.  A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.  Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid.  Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period.  If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period.  Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold.  Options written by a Fund will normally have expiration dates between one and nine months from the date written.  The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Call Options.  Delaware Value Fund may purchase call options to enhance income or to hedge its portfolio securities.  When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

Delaware Value Fund may, following the purchase of a call option, liquidate its positions by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although Delaware Value Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

Writing Put Options.  A put option written by Delaware Value Fund obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Fund.  During the option period, the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Fund to make payment of the exercise price against delivery of the underlying security.  The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction.  Delaware Value Fund may write put options only if the Fund will maintain in a segregated account with its custodian bank, cash, U.S. Government securities or other assets in an amount not less than the exercise price of the option at all times during the option period.  The amount of cash, U.S. Government securities, or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund.  Consistent with the limited purposes for which Delaware Value Fund intends to engage in the writing of put options, such put options will generally be written in circumstances where the investment advisor wishes to purchase the underlying security for the Fund at a price lower than the current market price of the security. In such event, Delaware Value Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, Delaware Value Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction.  This is accomplished by buying an option of the same series as the option previously written.  The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Purchasing Put Options.  Delaware Large Cap Value Fund may invest in put options, provided that the Fund may invest no more than 2% of its total assets in the purchase of put options.  Delaware Large Cap Value Fund will, at all times during which it holds a put option, own the security covered by such option.  The Fund may invest in put options to enhance income or hedge its portfolio securities.

Delaware Large Cap Value Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options will allow the Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid.  The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

Delaware Large Cap Value Fund may sell a put option purchased on individual portfolio securities or stock indices.  Additionally, the Fund may enter into closing sale transactions.  A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices:  A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

Options on stock indices are similar to options on stocks but have different delivery requirements.  Stock options provide the right to take or make delivery of the underlying stock at a specified price.  A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”  Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.  The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount.  Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

A stock index fluctuates with changes in the market values of the stock so included.  Some stock index options are based on a broad market index such as the Standard & Poor’s 500 (“S&P 500”) or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100 (“S&P 100”).  Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the following exchanges among others:  The Chicago Board Options Exchange, New York Stock Exchange (the “NYSE”) and American Stock Exchange.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in a Fund’s portfolio correlate with price movements of the stock index selected.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.  Since a Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact.  Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument.  It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.  Accordingly, successful use of options on stock indices will be subject to the Manager’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange which provides a secondary market.  There can be no assurance that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be possible to close such an option.  The inability to close options positions could have an adverse impact on a Fund’s ability to effectively hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions

Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met.  These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to a Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund involved; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Trustees of the Trust knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up.  Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer, or institution and then only if the consideration to be received from such loans would justify the risk.  Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements

In order to invest its cash reserves or when in a temporary defensive posture, a Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Trustees.  A repurchase agreement is a short-term investment in which the purchaser (e.g., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield of the debt security during the purchaser’s holding period.  Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods.  Not more than 15% of each Fund’s assets may be invested in illiquid assets, including repurchase agreements of over seven days’ maturity.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security.  A Fund will limit its investments in repurchase agreements, to those which the Manager determines to present minimal credit risks and which are of high quality.  In addition, the Fund must have collateral of 102% of the repurchase price, including the portion representing a Fund’s yield under such agreements, which is monitored on a daily basis.  Such collateral is held by a custodian in book entry form.  Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default.

The funds in the Delaware Investments® family (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments® Funds jointly to invest cash balances.  Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Rule 144A Securities

Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act.  Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

Investing in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that each Fund has no more than 15% of its net assets in illiquid securities.

While maintaining oversight, the Trust’s Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund’s limitation on investments in illiquid assets.  The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed the Fund’s limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Short Sales

Delaware Value Fund may make short sales in an attempt to protect against market declines.  Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  The Fund may borrow the security sold short in order to make delivery on the sale.  At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a short sale transaction is closed out by redelivery of the security, any gain or loss on the transaction is generally taxable as capital gain or loss.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

While the short position is open and until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or securities, marked to market daily, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates.  This result is the opposite of what one would expect from a cash purchase of a long position in a security.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

In addition to the short sales discussed above, the Fund also may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security which the Fund owns.  The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position.  The Fund receives the net proceeds from the short sale.  Because the Fund already owns the security, it is not required to segregate cash and/or securities, although it is required to segregate the security in the amount sold short against the box.

The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company.

Unseasoned Companies

Delaware Value Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average.  Securities of unseasoned companies present greater risks than securities of larger, more established companies.  The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services.  Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Warrants

Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed-Delivery Securities

The Delaware Value Fund may purchase securities on a when-issued or delayed-delivery basis.  In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction.  Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment.  Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.  The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to such Fund until settlement.  Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.  It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting providing portfolio holdings information to any person until after thirty calendar days have passed.  We post a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ Web site, www.delawareinvestments.com.  In addition, on a 10-day lag, we also make available a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund.  This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.  In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are:  the Manager’s affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ financial printer, and the Funds’ proxy voting service (Institutional Shareholder Services).  These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the thirty day lag.  The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities).  In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information.  Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Funds’ Board of Trustees will be notified of any substantial change to the foregoing procedures.  The Board of Trustees also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Funds’ procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees

The business and affairs of the Trust are managed under the direction of its Board of Trustees.  Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds.  As of March 1, 2007, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund except for the Institutional Class of the Large Cap Value Fund, in which they owned 3.67% of the outstanding shares.  The Trust’s Trustees and principal officers are noted below along with their ages and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
Interested Trustees
Patrick P. Coyne(1) 2005 Market Street Philadelphia, PA 19103 April 14, 1963	Chairman, President, Chief Executive Officer, and Trustee	Chairman and Trustee since August 16, 2006 President and Chief Executive Officer since August 1, 2006	Mr. Coyne has served in various executive capacities at different times at Delaware Investments(2)	83	None
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 4, 1947	Trustee	Since March 23, 2005	Private Investor— (March 2004 – Present) Investment Manager— Morgan Stanley & Co. (January 1984—March 2004)	83	None
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 28, 1960	Trustee	4 Years	President— Franklin & Marshall College (June 2002— Present) Executive Vice President - University of Pennsylvania (April 1995— June 2002)	83	Director—Community Health Systems
Anthony D. Knerr 2005 Market Street Philadelphia, PA 19103 December 7, 1938	Trustee	12 Years	Founder/Managing Director— Anthony Knerr & Associates (Strategic Consulting) (1990—Present)	83	None
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 24, 1947	Trustee	Since March 23, 2005	Chief Investment Officer— Assurant, Inc. (Insurance) (2002—2004)	83	None
Ann R. Leven 2005 Market Street Philadelphia, PA 19103 November 1, 1940	Trustee	16 Years	Consultant— ARL Associates Financial Planner (1983—Present)	83	Director and Audit Committee Chairperson— Andy Warhol Foundation Director and Audit Committee Chair— Systemax Inc.
Thomas F. Madison 2005 Market Street Philadelphia, PA 19103 February 25, 1936	Trustee	Since May 1997(3)	President/Chief Executive Officer—MLM Partners, Inc. (Small Business Investing & Consulting) (January 1993—Present)	83	Director— CenterPoint Energy Director and Audit Committee Chair—Digital River Inc. Director and Audit Committee Chair— Rimage Corporation

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
					Director— Valmont Industries, Inc.
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 31, 1948	Trustee	6 Years	Vice President (January 2003—Present) and Treasurer (January 2006—Present) 3M Corporation Ms. Yeomans has held various management positions at 3M Corporation since 1983.	83	None
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 3, 1940	Trustee	Since March 23, 2005	Founder—Investor Analytics (Risk Management) (May 1999—Present)	83	Director and Audit Committee Member— Investor Analytics Director and Audit Committee Member— Oxigene, Inc.

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Director or Officer	Other Directorships Held by Trustee/ Director or Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 2, 1963	Vice President, Deputy General Counsel, and Secretary	Vice President since September 21, 2000 and Secretary since October 25, 2005	Mr. Connor has served as Vice President and Deputy General Counsel at Delaware Investments since 2000	83	None(4)
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 21, 1966	Senior Vice President, General Counsel, and Chief Legal Officer	Senior Vice President, General Counsel, and Chief Legal Officer since October 25, 2005	Mr. O’Connor has served in various executive and legal capacities at different times at Delaware Investments	83	None(4)

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Director or Officer	Other Directorships Held by Trustee/ Director or Officer
John J. O’Connor 2005 Market Street Philadelphia, PA 19103 June 16, 1957	Senior Vice President and Treasurer	Treasurer since February 17, 2005	Mr. O’Connor has served in various executive capacities at different times at Delaware Investments	83	None(4)
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 4, 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 1, 2006	Mr. Salus has served in various executive capacities at different times at Delaware Investments	83	None(4)

(1)          Mr. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.

(2)          Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust’s Manager, principal underwriter, and transfer agent.

(3)          In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

(4)          Messrs. Connor, David P. O’Connor, John J. O’Connor, and Salus also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same Manager, principal underwriter, and transfer agent as the Trust. Mr. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment manager as the Trust.

The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jordan L. Irving 2005 Market Street Philadelphia. PA 19103 December 25, 1973	Vice President/Senior Portfolio Manager	2 years

Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present)

Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998 - March 2004)

Anthony A. Lombardi 2005 Market Street Philadelphia. PA 19103 October 6, 1965	Vice President/Senior Portfolio Manager	2 years

Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present)

Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998- March 2004)

D. Tysen Nutt, Jr. 2005 Market Street Philadelphia, PA 19103 January 27, 1952	Senior Vice President/Senior Portfolio Manager	2 years

Senior Vice President/Senior Portfolio Manager/Team Leader – Large-Cap Value Focus Equity - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present)

Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998 - March 2004)

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert A. Vogel, Jr. 2005 Market Street Philadelphia. PA 19103 February 22, 1969	Vice President/Senior Portfolio Manager	2 years

Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present)

Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1997 - March 2004)

Nikhil G. Lalvani, CFA 2005 Market Street Philadelphia, PA 19103 July 28, 1974	Vice President and Portfolio Manager	2 years	Prior to becoming a portfolio manager on October 2, 2006, Mr. Lalvani was a research analyst at Delaware Investments.
Nashira S. Wynn 2005 Market Street Philadelphia, PA 19103 November 14, 1978	Vice President and Portfolio Manager	2 years

Prior to becoming a portfolio manager on October 2, 2006, Ms. Wynn was a research analyst at Delaware Investments since 2004.  Prior to that, she was a research analyst at Merrill Lynch Investment Managers for three years.

The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of December 31, 2006, unless otherwise noted.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	Large Cap Value Fund – Over $100,000 Value Fund – Over $100,000	Over $100,000
Independent Trustees
Thomas L. Bennett	None	None
John A. Fry(1)	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	None	$50,001 - $100,000
Ann R. Leven	Large Cap Value Fund $50,001 - $100,000	Over $100,000
Thomas F. Madison	Large Cap Value Fund $1 - $10,000	$10,001 - $50,000
Janet L. Yeomans	Value Fund $10,001-$50,000	Over $100,000
J. Richard Zecher	None	$10,001-$50,000

(1) As of December 31, 2006, John A. Fry held assets in a 529 Plan account.  Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds.  Mr. Fry held no shares if the Funds outside of the Plan as of December 31, 2006.

The following table sets forth the compensation received by each Trustee from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she served as a Trustee or Director for the fiscal year ended November 30, 2006.  Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (i.e., the “Independent Trustees”) receive compensation from the Funds.  The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments Retirement Plan for Trustees/Directors (the “Retirement Plan”).  This plan was recently terminated as more fully described below.

Trustee	Aggregate Compensation from the Trust	Retirement Benefits Accrued as Part of Fund Expenses(1)	Total Compensation from the Investment Companies in the Delaware Investments® Complex(2)

Thomas L. Bennett	$10,762	None	$156,538
John A. Fry	$10,673	$11,157	$155,200
Anthony D. Knerr	$9,667	$50,237	$140,700
Lucinda S. Landreth	$9,995	None	$145,200
Ann R. Leven	$12,578	$46,261	$182,700
Thomas F. Madison	$11,682	$49,633	$170,000
Janet L. Yeomans	$10,283	$21,609	$150,000
J. Richard Zecher	$10,476	None	$152,500

(1)       Figures reflect amounts already accrued under the Retirement Plan and additional amounts accrued to effect the termination of the Retirement Plan for Funds that are series of the Trust as of November 30, 2006.  The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Funds within the Fund Complex that are subject to expense limitations.

(2)       Effective December 1, 2006, each Independent Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex.  Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended.  In addition, the chairpersons of the Audit, Investments, and Nominating and Corporate Governance Committees each receive an annual retainer of $15,000.  The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

Until the Retirement Plan’s termination, as described below, each Independent Trustee who, at the time of his or her retirement from the Boards, having attained the age of 70 and served on the Boards for at least five continuous years, was entitled to receive payments from each investment company in the Delaware Investments® family for which he or she had served as Trustee/Director.  These payments were to be made for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments would have been equal, on an annual basis, to the amount of the annual retainer paid to Trustees/Directors of each investment company at the time of such person’s retirement.

The table below sets forth the estimated annual retirement benefit that would have been payable under the Retirement Plan at specified compensation levels and years of service.  Trustees credited with years of service through December 31, 2006 are:  Mr. Knerr (17 years), Ms. Leven (17 years), Mr. Madison (13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years).  During the fiscal year ended November 30, 2006, two former Trustees of the Trust were receiving yearly benefits under the Retirement Plan:  Mr. Walter P. Babich ($70,000), and Mr. Charles E. Peck ($50,000).

Amount of Annual Retainer Paid in Last	Years of Service
Year of Service	0-4 Years	5 Years or More
$ 50,000(1)	$0	$50,000
$ 70,000(2)	$0	$70,000
$ 80,000(3)	$0	$80,000

(1)                                  Reflects final annual retainer for Charles E. Peck, a retired trustee.

(2)                                  Reflects final annual retainer for Walter P. Babich, a retired trustee.

(3)                                  Reflects annual retainer at the time of termination for Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

The Board of Trustees/Directors of all the Funds voted to terminate the Delaware Investments Retirement Plan for Trustees/Directors, effective November 30, 2006.  As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time payment of benefits earned under the Retirement Plan will be paid to eligible Trustees/Directors.  The amount of the payment to be made on January 31, 2007 represents the benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000), (2) each Trustee/Director’s years of service as of the date of termination (listed above), and (3) the actuarially determined life expectancy of each Trustee/Director.  The payments thus calculated are discounted to present value.

The net present value of the benefits accrued under the plan to which each such Independent Trustee/Director is entitled was calculated by a licensed/certified actuary and then reviewed and approved by the Funds’ Independent Directors who had no benefits vested under the Plan.  The amounts being paid in 2007 are as follows:  Anthony D. Knerr ($702,373), Ann R. Leven ($648,635), Thomas F. Madison ($696,407), Janet L. Yeomans ($300,978), and John A. Fry ($155,030).

The Board of Trustees has the following committees:

Audit Committee:  This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees.  The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher.  The Audit Committee held eight meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee:  This committee recommends Board members, fills vacancies and considers the qualifications of Board members.  The committee also monitors the performance of counsel for the Independent Trustees.  The committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103.  Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the following four Independent Trustees:  John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).  The committee held seven meetings during the Trust’s last fiscal year.

Independent Trustee Committee:  This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities.  The committee is comprised of all of the Trust’s Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust’s last fiscal year.

Investments Committee:  The primary purposes of the Investments Committee are to:  (i) assist the Board at its request in its oversight of the investment advisory services provided to the Portfolio by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new Portfolios or proposed amendments to existing agreements and recommend what action the full Board and the independent directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports.  The Investments Committee consists of the following four Independent Trustees:  Thomas L. Bennett, Chairman; Lucinda S. Landreth, Jan L. Yeomans; and J. Richard Zecher.  The Investments Committee was established on October 25, 2006.  The Investments Committee held two meetings during the Trust’s last fiscal year.

Code of Ethics

The Trust, the Manager, the Distributor, and Lincoln Financial Distributors, Inc. (the Funds’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”).  The Manager has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Manager’s proxy voting process for the Funds.  One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the Procedures.  The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote.  Information, if any, regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge:  (i) through the Funds’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows:  (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from the company’s operations and products.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager.  If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds.  The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Trust’s Board of Trustees.  The Manager also provides investment management services to all of the other Delaware Investments® Funds.  Affiliates of the Manager also manage other investment accounts.  While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.  The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

The Manager and its predecessors have been managing Delaware Investments® Funds since 1938.  As of December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company, and insurance accounts.  The Manager is a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. (“DMH”).  DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”).  Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.  Delaware Investments is the marketing name for DMH and its subsidiaries.  The Manager and its affiliates own the name “Delaware Group.”  Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words “Delaware Group” from its name.

The Investment Management Agreement (the “Agreement”) for the Funds is dated November 23, 1999 and was approved by the initial shareholder on that date.  The Agreement had an initial term of two years and may be further renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days’ notice by the Trust or by the Manager.  The Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Agreement, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund Name	Management Fee Rate (annual rate as a percentage of average daily net assets)
Delaware Large Cap Value Fund Delaware Value Fund	0.65% on first $500 million 0.60% on next $500 million 0.55% on next $1,500 million 0.50% on assets in excess of $2,500 million

During the past three fiscal years, the Funds paid the following investment management fees:

Delaware Large Cap Value Fund
Investment Advisory Fees

Fiscal Year Ended	Incurred	Paid	Waived
11/30/06	$8,262,336	$8,262,336	N/A
11/30/05	$8,803,471	$8,803,471	N/A
11/30/04	$8,671,826	$8,671,826	N/A

Delaware Value Fund
Investment Advisory Fees

Fiscal Year Ended	Incurred	Paid	Waived
11/30/06	$2,467,164	$2,067,404	$399,760
11/30/05	$1,037,325	$945,779	$91,546
11/30/04	$388,627	$316,048	$72,579

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses.  Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003.  The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the Prospectuses for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust.  The Distributor also serves as national distributor for the other Delaware Investments® Funds.  The Board of Trustees annually reviews fees paid to the Distributor.

During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of their respective Class A Shares, after re-allowances to dealers, as follows:

Delaware Large Cap Value Fund

Fiscal Year Ended	Total Amount of Underwriting Commission	Amounts Re-allowed to Dealers	Net Commission to DDLP
11/30/06	$463,573	$391,145	$72,428
11/30/05	$536,652	$454,323	$82,329
11/30/04	$652,722	$553,866	$98,855

Delaware Value Fund

Fiscal Year Ended	Total Amount of Underwriting Commission	Amounts Re-allowed to Dealers	Net Commission to DDLP
11/30/06	$322,105	$270,451	$51,654
11/30/05	$255,103	$215,653	$39,450
11/30/04	$41,828	$36,280	$5,548

During the last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class A Shares of the Funds as follows:

Limited CDSC Payments

Fiscal Year Ended	Delaware Large Cap Value Fund Class A	Delaware Value Fund Class A
11/30/06	$71	$3,364
11/30/05	None	None
11/30/04	None	None

During the last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class B Shares of each Fund as follows:

CDSC Payments

Fiscal Year Ended	Delaware Large Cap Value Fund Class B	Delaware Value Fund Class B
11/30/06	$113,443	$15,638
11/30/05	$262,202	$4,663
11/30/04	$246,492	$2,596

The Distributor received CDSC payments with respect to Class C Shares of each Fund as follows:

CDSC Payments

Fiscal Year Ended	Delaware Large Cap Value Fund Class C	Delaware Value Fund Class C
11/30/06	$2,547	$1,898
11/30/05	$2,892	$2,667
11/30/04	$17,369	$111

Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement (the “Financial Intermediary Agreement”) with the Distributor effective as of January 1, 2007.  LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors, and other financial intermediaries (collectively, “Financial Intermediaries”).  The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.  Effective January 1, 2007, the Distributor pays LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system.  Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor.  The fees associated with LFD’s services to the Funds are borne exclusively by the

Distributor and not by the Funds.

Transfer Agent

Delaware Service Company, Inc. (“DSC”), which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund’s shareholder servicing, dividend disbursing and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement dated April 19, 2001.  The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln.  The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds.  The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $22.85 for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month.  Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

Each Fund has authorized one or more brokers, in addition to the Transfer Agent, to accept on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund.  For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Fund Accountants

DSC also provides accounting services to each Fund pursuant to a separate Fund Accounting Agreement.  Those services include performing all functions related to calculating a Fund’s NAV and providing all financial reporting services, regulatory compliance testing, and other related accounting services.  For its services, DSC is paid a fee based on total assets of all of the Delaware Investments® Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which DSC furnishes accounting services.  The fees are charged to each Fund and the other Delaware Investments® Funds on an aggregate pro rata basis.

Custodian

JPMorgan Chase Bank (“JPMorgan”), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Funds’ securities and cash.  As custodian for each Fund, JPMorgan maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of November 30, 2006.

	No. of Accounts	Total Assets	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
D. Tysen Nutt, Jr.
Registered Investment Companies	10	$4.0 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	35	$3.6 billion	1	$796.0 million
Jordan Irving
Registered Investment Companies	10	$4.0 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	33	$3.6 billion	1	$796.0 million
Anthony Lombardi
Registered Investment Companies	10	$4.0 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	36	$3.6 billion	1	$796.0 million
Robert Vogel
Registered Investment Companies	10	$4.0 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	36	$3.6 billion	1	$796.0 million
Nikhil G. Lalvani
Registered Investment Companies	10	$4.0 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	28	$3.6 billion	1	$796.0 million
Nashira S. Wynn
Registered Investment Companies	10	$4.0 billion	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	27	$3.6 billion	1	$796.0 million

Description of Potential Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other accounts similar to those provided to a Fund and the investment action for each account and a Fund may differ. For example, one account or a Fund may be selling a security, while another account or a Fund may be purchasing or holding the same security.  As a result, transactions executed for one account and a Fund may adversely affect the value of securities held by another account.  Additionally, the management of multiple accounts and a Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Fund.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or a Fund.  The investment opportunity may be limited, however, so that all accounts and a Fund for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary:  Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus:  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined.  For investment companies, each manager is compensated according to a Fund’s Lipper peer group percentile ranking on a one-year and three-year basis.  For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases.  There is no objective award for a fund that falls below the 50th percentile for a given time period.  There is a sliding scale for investment companies that are ranked above the 50th percentile.  The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors. Some portfolio managers may receive a guaranteed bonus due their limited amount of time on the product.

Deferred Compensation:  Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

Stock Option Incentive Plan/Equity Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options).  In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln.  Delaware Investments U.S., Inc., is an indirect, wholly owned subsidiary of DMH and, therefore, of Lincoln.

The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire 10 years after issuance.  Options are awarded from time to time by the Manager in its full discretion.  Option awards may be based in part on seniority.

Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln.  Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants at the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded.  The performance shares have a three-year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than, or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

Other Compensation:  Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

As of November 30, 2006, Mr. Lalvani owned $10,001 to $50,000 shares of Delaware Large Cap Value Fund.

TRADING PRACTICES AND BROKERAGE

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service.  The primary consideration in selecting broker/dealers is to seek those broker/dealers who provide best execution for the Funds.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction.  A number of trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer.  In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

Brokerage Commissions

Fiscal Year Ended	Delaware Large Cap Value Fund	Delaware Value Fund
11/30/06(1)	$849,110	$447,030
11/30/05	$3,834,753	$299,566
11/30/04	$2,634,123	$178,165

(1)                               The increase in the aggregate dollar amounts of brokerage paid by each Fund is commensurate with each Fund’s respective increase in net assets.

The Manager may allocate, out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services.  These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses.  Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

As provided in the 1934 Act and the Funds’ Investment Management Agreement, higher commissions are permitted to be paid to brokers/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions directed to brokers/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds.  Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

During the fiscal year ended November 30, 2006, portfolio transactions of Delaware Large Cap Value Fund and Delaware Value Fund in the amounts of $625,467,724 and $119,960,255, respectively, resulting in brokerage commissions of $827,381 and $175,931, respectively, were directed to brokers for brokerage and research services provided.

As of November 30, 2006, the Funds did not own any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the National Association of Securities Dealers, Inc. (“NASD”) rules, and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the Delaware Investments® Funds, such as custodian fees.

The Funds have the authority to participate in a commission recapture program.  Under the program, and subject to seeking best execution as described in this section, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash.  Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Funds.  The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program.  In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization

The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value.  All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and non-assessable.  Shares do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of such Fund.  Shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1.  Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, Class B Shares may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to Class A Shares.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Effective as of the close of business on February 21, 1997, Delaware Group Decatur Fund, Inc. changed its name to Delaware Group Equity Funds II, Inc.  Effective November 23, 1999, Delaware Group Equity Funds II, Inc. changed its name to Delaware Group Equity Funds II.

Prior to January 13, 1994, Delaware Large Cap Value Fund (formerly, Delaware Decatur Equity Income Fund) offered only one class of shares, the class currently designated Class A Shares.  The Delaware Large Cap Value Fund began offering its Institutional Class Shares, Class B Shares, Class C Shares, and Class R Shares on January 13, 1994, September 6, 1994, November 29, 1995, and June 2, 2003, respectively.

Prior to May 2, 1994, the Decatur Equity Income Fund series (now known as Delaware Large Cap Value Fund) was named the Decatur I Series (which was known and did business as Decatur Fund I).  From May 2, 1994 to September 5, 1994, Decatur Equity Income Fund A Class was known as the Decatur Income Fund class and prior to May 2, 1994, it was known as the Decatur Fund I class.  From May 2, 1994 to September 5, 1994, Decatur Equity

Income Fund Institutional Class was known as the Decatur Income Fund (Institutional) class and prior to May 2, 1994, it was known as the Decatur Fund I (Institutional) class.

Effective as of the close of business on January 28, 1999, the name of Decatur Income Fund and its Classes changed to Decatur Equity Income Fund.  Effective as of the close of business on August 16, 1999, the name of Decatur Equity Income Fund and its Classes changed to Delaware Decatur Equity Income Fund.  Effective as of March 30, 2005, the name of Delaware Decatur Equity Income Fund and its Classes changed to Delaware Large Cap Value Fund.

Effective as of the close of business on August 16, 1999, the name of Diversified Value Fund and its Classes changed to Delaware Diversified Value Fund.  Effective as of July 30, 2004, the name of Delaware Diversified Value Fund and its Classes changed to Delaware Value Fund.

Noncumulative Voting

The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments® Fund, as permitted by existing exchange privileges.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

Effective at the close of business on May 31, 2007, the 12-month reinvestment privilege described in the Section entitled “Purchasing Shares - 12-Month Reinvestment Privilege” will no longer apply to Class B shares.

General Information

Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust.  The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund’s best interest.  The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares, and Class C Shares.  Subsequent purchases of such Classes generally must be at least $100.  The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program.  Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.  There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000.  For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See “Investment Plans” for purchase limitations applicable to retirement plans.  The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares.  An investor may exceed these limitations by making cumulative purchases over a period of time.  In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

Selling dealers are responsible for transmitting orders promptly.  If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred.  Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the Delaware Investments® Funds.  Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months.  Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance.  The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts.  No fees will be charged without proper notice, and no CDSC will apply to such assessments.

Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions.  An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

The NASD has adopted amendments to its Conduct Rules, relating to investment company sales charges.  The Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued.  Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds.  However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.  An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds.  No charge is assessed by the Trust for any certificate issued.  The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds.  In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate.  Please contact the Trust for further information.  Investors who hold certificates representing any of their shares may only redeem those shares by written request.  The investor’s certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, Class B, and Class C Shares

The alternative purchase arrangements of Class A Shares, Class B Shares, and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares, and other relevant circumstances.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.  Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase.  Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class.  Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike Class B Shares, Class C Shares do not convert to another Class.

The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares.  However, there can be no assurance as to the return, if any, that will be realized on such additional money.  In addition, the effect of any return earned on such additional money will diminish over time.  In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual Rule 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares.  Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC.  In comparing Class B Shares to Class R shares, investors should also consider the duration of the annual Rule 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees.  Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares, and Class R Shares.  Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes.  See “Plans Under Rule 12b-1 for the Fund Classes” below.

Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares, Class R Shares, and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of Rule 12b-1 Plan expenses relating to Class A Shares, Class B Shares, Class C Shares, and Class R Shares will be borne exclusively by such shares.  See “Determining Offering Price and Net Asset Value” below.

Class A Shares :  Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser.  See “Special Purchase Features — Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission

As described in the Fund Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange”) may be aggregated with those of the Class A Shares of a Fund.  Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor’s Right of Accumulation.  Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged.  The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class B Shares and Class C Shares

Class B Shares and Class C Shares are purchased without a front-end sales charge.  Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%.  CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund.  In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.  The Fund Classes’ Prospectuses include information on the instances in which the CDSC is waived.

During the seventh year after purchase and, thereafter, until converted automatically to Class A Shares, Class B Shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares.  At the end of eight years after purchase, an investor’s Class B Shares will be automatically converted to Class A Shares of the same Fund.  See “Automatic Conversion of Class B Shares” below.  Such conversion will constitute a tax-free exchange for federal income tax purposes.  Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period.  With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares

Class B Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of an investor’s purchase payment will be invested in Fund shares.  The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased.  In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase.  As discussed below, however, Class B Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B Shares.  Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.  The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange.  Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange.  See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares

Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion to Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September, and December (each, a “Conversion Date”).  If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date.  If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary.  Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A Shares.

Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Fund pro rata with Class B Shares of that Fund not acquired through dividend reinvestment.

All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares

Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of an investor’s purchase payment will be invested in Fund shares.  The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased.  As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C Shares.  Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B.  See “Redemption and Exchange” below.

Plans Under Rule 12b-1 for the Fund Classes

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes of each Fund (the “Plans”).  Each Plan permits the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of only the Class of shares to which the Plan applies.  The Plans do not apply to Institutional Class Shares.  Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of Institutional Class Shares.  Shareholders of Institutional Class Shares may not vote on matters affecting the Plans.

The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes.  These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers, and others.  In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising.  The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.

In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services in respect of a Fund Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

The maximum aggregate fee payable by a Fund under its Plans, and a Fund’s Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares, up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares’ and the Class C Shares’ average daily net assets for the year and up to 0.60% of Class R Shares’ average daily net assets for the year.  The Funds’ Distributor may reduce/waive these amounts at any time.

Although the maximum fee payable under the Rule 12b-1 Plan relating to Delaware Large Cap Value Fund Class A Shares is 0.30% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plan relating to Delaware Large Cap Value Fund Class A Shares, will be equal to the sum of:  (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Delaware Large Cap Value Fund Class A Shares that were or are acquired by shareholders on or after May 2, 1994, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Delaware Large Cap Value  Fund Class A Shares that were acquired before May 2, 1994.  While this is the method to be used to calculate the 12b-1 fees to be paid by Delaware Large Cap Value Fund Class A Shares under its Plan, the fee is a Class A Shares’ expense so that all shareholders of Delaware Large Cap Value  Fund Class A Shares, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate.  As Class A Shares are sold on or after May 2, 1994, the initial rate of at least 0.10% will increase over time.  Thus as the proportion of Delaware Large Cap Value Fund A Class shares purchased on or after May 2, 1994 to outstanding Class A Shares of Delaware Large Cap Value Fund increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets).

While payments pursuant to the Plans may not exceed the foregoing amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is therefore possible that the Distributor may realize a profit in any particular year.  However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans.  The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes.  The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund would be borne by such persons without any reimbursement from such Fund Classes.  Consistent with the requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements.  Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

Each year, the Board of Trustees must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class.  The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  With respect to each Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund’s Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

For the fiscal year ended November 30, 2006, payments from Delaware Large Cap Value Fund Class A, Class B, Class C, and Class R Shares amounted to $1,012,929; $1,131,245; $344,900; and $6,533, respectively.  Such amounts were used for the following purposes:

Delaware Large Cap Value Fund	Class A	Class B	Class C	Class R
Annual/Semiannual Reports	$5,012	—	$585	$7
Broker Trails	$753,536	$289,995	$288,368	$6,079
Broker Sales Charges	—	$790,318	$37,229	—
Interest on Broker Sales Charges	—	$39,583	$2,130	—
Promotional - Other	$250,288	$659	$1,195	—
Prospectus Printing	$4,093	—	$380	$59
Wholesaler Expenses	—	$10,690	$15,013	$388

For the fiscal year ended November 30, 2006, payments from Delaware Value Fund Class A, Class B, Class C, and Class R Shares amounted to $374,437; $76,183; $289,109; and $1, respectively.  Such amounts were used for the following purposes:

Delaware Value Fund	Class A	Class B	Class C	Class R
Annual/Semiannual Reports	—	$357	—	—
Broker Trails	$338,080	$19,422	$98,410	$1
Broker Sales Charges	—	$25,344	$189,768	—
Interest on Broker Sales Charges	—	$7,896	$931	—
Promotional - Other	$16,795	$1,457	—	—
Prospectus Printing	$4,187	$1,192	—	—
Wholesaler Expenses	$15,375	$20,515	—	—

Other Payments to Dealers — Class A Shares, Class B Shares, Class C Shares, and Class R Shares

The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (“distribution assistance”). For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services, marketing and educational support and ticket charges. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ investment adviser or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features — Class A Shares

Buying Class A Shares at Net Asset Value:  The Fund Classes’ Prospectuses set forth the categories of investors who may purchase Class A Shares at NAV.  This section provides additional information regarding this privilege.  The Funds must be notified in advance that a trade qualifies for purchase at NAV.

As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A shares at NAV.  The requirements are as follows:

•                  The purchase must be made by a group retirement plan (excluding defined benefit plans) (a) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (b) where the plan participants’ records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (i) has in excess of $500,000 of plan assets invested in Class A Shares of one or more Delaware Investments® Funds and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments® Fund and such employer has properly represented to, and received written confirmation back from RFS that it has the requisite number of employees.  See “Group Investment Plans” for information regarding the applicability of the Limited CDSC.

•                  The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

As disclosed in the Fund Classes’ Prospectuses, certain legacy bank sponsored retirement plans may make purchases of Class A shares at NAV.  These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

Allied Plans:  Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments Funds (“eligible Delaware Investments Fund shares”), as well as shares of designated classes of non-Delaware Investments Funds (“eligible non-Delaware Investments Fund shares”).  Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments Fund shares.  See “Combined Purchases Privilege” below.

Participants in Allied Plans may exchange all or part of their eligible Delaware Investments Fund shares for other eligible Delaware Investments Fund shares or for eligible non-Delaware Investments Fund shares at NAV without payment of a front-end sales charge.  However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments Fund shares to which a sales charge applies.  No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends.  See “Investing by Exchange” below.

A dealer’s commission may be payable on purchases of eligible Delaware Investments Fund shares under an Allied Plan.  In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.  See “Class A Shares” above under “Purchasing Shares.”

The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid.  Waivers of the Limited CDSC, as described in the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments Fund shares.  When eligible Delaware Investments Fund shares are exchanged into eligible non-Delaware Investments Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer.  See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

Letter of Intention:  The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period.  Effective January 1, 2007, the Funds no longer accept retroactive Letters of Intention.  The 13-month period begins on the date of the earliest purchase.  If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference.  Such purchasers may include the values (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below.  Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.  For purposes of satisfying an investor’s obligation under a Letter of Intention, Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan.  The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC, or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention based on these acceptance criteria.  The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent.  If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted.  In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time.  Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC, or Limited CDSC of any class.  Class B Shares and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds.  In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation:  In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares, and Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC, or Limited CDSC).  If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%.  For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase.  Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege:  Holders of Class A Shares and Class B Shares of the Funds (and of the Institutional Class Shares holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds.  In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold.  This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC.  Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share).  The reinvestment will be made at the NAV next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

A redemption and reinvestment of Class B Shares could have income tax consequences.  Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes.   It is recommended that a tax advisor be consulted with respect to such transactions.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares.  Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money.  The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund’s shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans:  Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets.  If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase.  Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase.  See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund.  See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

INVESTMENT PLANS

Reinvestment Plan/Open Account

Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date.  All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date).  A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Fund in which shares are being purchased.  Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares at NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time.  This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments® Funds

Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold.  Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee.  The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested.  Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares.  Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.  The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares, or Class R Shares.  Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, and dividends from Class R Shares may only be directed to other Class R Shares.

Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held:  SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange

If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds.  If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information.  All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses.  See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans

The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the Eligible 529 Plan, as described under

“Redemption and Exchange” below.  The treatment of your redemption proceeds from an Eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly).  Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer

Direct Deposit Purchase Plan:  Investors may arrange for the Funds to accept for investment in Class A Shares, Class B Shares, Class C Shares, or Class R Shares, through an agent bank, pre-authorized government, or private recurring payments.  This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

Automatic Investing Plan:  Shareholders of Class A Shares, Class B Shares, and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account.  This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks.  Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

This option is not available to participants in the following plans:  SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

*              *              *

Minimum Initial/Subsequent Investments by Electronic Fund Transfer:  Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more.  An investor wishing to take advantage of either service must complete an authorization form.  Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise.  Any such payments are subject to reclamation by the federal government or its agencies.  Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank.  In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source.  In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail

Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLineSM On Demand

You or your investment dealer may request purchases of Fund shares by phone using MoneyLineSM On Demand.  When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time.  There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

It may take up to four business days for the transactions to be completed.  You can initiate this service by completing an Account Services form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option

Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds.  Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Wealth Builder Option.  If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment.  No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market.  The price of the fund into which investments are made could fluctuate.  Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program.  Shareholders can terminate their participation in Wealth Builder Option at any time by giving written notice to the fund from which exchanges are made.

This option is not available to participants in the following plans:  SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans and 401(k), 403(b)(7) or 457 Plans.  This option also is not available to shareholders of the Institutional Classes.

Asset Planner

The Funds previously offered the Asset Planner asset allocation service.  This service is no longer offered for the Funds.  Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes

An investment in the Funds may be suitable for tax-deferred retirement plans, such as:  Profit Sharing or Money Purchase Pension Plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, SEP/IRAs, SAR/SEPs, 401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs, and SIMPLE 401(k)s.  In addition, the Funds may be suitable for use in Coverdell Education Savings Accounts (“Coverdell ESAs”).  For further details concerning these plans and accounts, including applications, contact your investment advisor or the Distributor.  To determine whether the benefits of a tax-sheltered retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

Class B Shares are available only through IRAs, SIMPLE IRAs, Roth IRAs, Coverdell ESAs, SEP/IRAs, SAR/IRAs, 403(b)(7) plans, and 457 Plans.  The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares.  See the Fund Classes’ Prospectuses for a list of the instances in which the CDSC is waived.

Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees.  Fees are based upon the number of participants in the plan as well as the services selected.  Additional information about fees is included in retirement plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders.  Certain retirement plans may qualify to purchase shares of the Institutional Class. See “Availability of Institutional Class Shares” above.  For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center telephone number, 800 523-1919.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares, and Institutional Class Shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above.  Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges.  Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern Time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m., Eastern Time.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class.  In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price.  For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the Board of Trustees.  Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund.  The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class.  All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans.  Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information

You can redeem or exchange your shares in a number of different ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next determined after the Funds receive your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC.  For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next business day.  See the Funds’ Prospectuses.  A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount.  In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner.  Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction.  For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds.  Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered.  You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918.  The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

In addition to redemption of the Funds’ shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders.  The redemption or repurchase price, which may be more or less than the shareholder’s cost, is the NAV per share next determined after receipt of the request in good order by the Funds, their agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC.  This is computed and effective at the time the offering price and NAV are determined.  See “Determining Offering Price and Net Asset Value” above.  This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day.  The selling dealer has the responsibility of transmitting orders to the Distributor promptly.  Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers” above); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled.  The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date.  You can avoid this potential delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check, which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon.  Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase.  In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind.  Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above.  Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions.  However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund’s investments is subject to changing market prices.  Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC.  See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below.  Class B and Class C Shares of Funds are subject to CDSCs as described under “Contingent Deferred Sales Charge — Class B Shares and Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses.  Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares.  However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged.  In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B.  In an exchange of Class B Shares from the Funds, the Funds’ CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.  With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares.  Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares of the Funds for a longer period of time than if the investment in New Shares were made directly.

Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund.  Holders of Class B Shares of the Funds are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Fund.  Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund.  Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made.  The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds.  Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends).  Permissible exchanges into Class B Shares or Class C Shares of the Funds will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.  A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund.  A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund’s shares.  If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer.  The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption

You can write to the Funds at P.O. Box 219656, Kansas City, MO  64121-9656 to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment dealer of record.  For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner.  A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”).  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.  The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next business day after receipt of your redemption request.  If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order.  Certificates generally are no longer issued for Class A Shares and Institutional Class Shares.  Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange

You may also write to the Funds (at P.O. Box 219656, Kansas City, MO  64121-9656) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption:  Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account.  Each Fund reserves the right to modify, terminate, or suspend these procedures upon 60 days’ written notice to shareholders.  It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.  With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.  Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone.  By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record:  The Telephone Redemption feature is a quick and easy method to redeem shares.  You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record.  Checks will be payable to the shareholder(s) of record.  Payment is normally mailed the next business day after receipt of the redemption request.  This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption —Proceeds to Your Bank:  Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check.  You should authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed.  For your protection, your authorization must be on file.  If you request a wire, your funds will normally be sent the next business day.  If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your pre-designated bank account.  There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account.  Simply call the Shareholder Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange

The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change.  You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above.  As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds.  Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLineSM On Demand

You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLineSM On Demand.  When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time.  There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.  For more information, see “MoneyLineSM On Demand” under “Investment Plans” above.

Systematic Withdrawal Plans

Shareholders of Class A Shares, Class B Shares, Class C Shares, and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal.  This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount.  This $5,000 minimum does not apply for the investments made through qualified retirement plans.  Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days.  Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program.  To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.  Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes.  This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder.  Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge.  Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.  Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.  See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form.  If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed.  Each signature guarantee must be supplied by an eligible guarantor institution.  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.  This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic Withdrawal Plan payments are normally made by check.  In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the MoneyLineSM Direct Deposit Service.  Your funds will normally be credited to your bank account up to four business days after the payment date.  There are no separate fees for this redemption method.  It may take up to four business days for the transactions to be completed.  You can initiate this service by completing an Account Services form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

The Systematic Withdrawal Plan is not available for the Institutional Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule:  (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of :  (i) the NAV at the time of purchase of the Class A Shares being redeemed or (2) the NAV of such Class A Shares at the time of redemption.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange.  The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period.  The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.  The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges

As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC.  The following plans may redeem shares without paying a CDSC:

•                  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

•                  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

DISTRIBUTIONS AND TAXES

Distributions

Delaware Large Cap Value Fund will normally make payments from net investment income, if any, to shareholders as dividends quarterly and Delaware Value Fund will normally make such payments, if any, annually. Payments from net realized securities profits of a Fund, if any, will be distributed as annually in the quarter following the close of the fiscal year.

All dividends and any capital gains distributions will be automatically credited to the shareholder’s account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash.  Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash.  If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest.  A Fund may deduct from a shareholder’s account the costs of the Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address.  These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver Class A Shares, Class B Shares, Class C Shares, and Class R Shares alone will incur distribution fees under their respective 12b-1 Plans.

Taxes

Distributions of net investment income.  The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities.  This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

Distributions of capital gains.  A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of foreign withholding taxes.  The Funds may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce a Fund’s distributions paid to you.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  When investing in PFIC securities, a Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Information on the amount and tax character of distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable Distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company.  Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year.  As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you.  The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

(i)            A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. Government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)          A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise tax distribution requirements.  To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the 12-month period ending November 30; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, exchanges, and redemption of Fund shares.  Sales, exchanges, and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis — Class A Shares only.  In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

•                  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

•                  You sell some or all of your original shares within 90 days of their purchase, and

•                  You reinvest the sales proceeds in the Fund or in another Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:  In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Automatic conversion feature — Class B Shares only.  The automatic conversion of Class B Shares into Class A Shares at the end of eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

U.S. Government securities. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper, and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals.  For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment.  When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired those shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities.  The Funds may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities.  These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund.  For example:

Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards, or foreign currency contracts.  If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles.  A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible preferred stock.  Convertible preferred stock with a mandatory conversion feature is ordinarily (but not always) treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Convertible debt.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Investments in securities of uncertain tax character.   Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

•            provide your correct social security or taxpayer identification number,

•            certify that this number is correct,

•            certify that you are not subject to backup withholding, and

•            certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. investors.  Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends, and interest-related dividends, as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by a Fund from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule.  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.   If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including real estate investment trusts (“REITs”). The sale of a U.S. real property interest by a Fund, or by a REIT or U.S. real property holding corporation in which a Fund invests, may trigger special tax consequences to a Fund’s non-U.S. shareholders.  The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (“RIC”) such as a Fund, as follows:

•                  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

•                  You are a non-U.S. shareholder who owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and

•                  If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•                  In addition, even if you are a non-U.S. shareholder who owns 5% or less of a class of shares of a Fund classified as a qualified investment entity, Fund Distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because each Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Funds do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.  A partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of future legislation; local tax considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “Distributions, and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results.  The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report.  Each Fund’s Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, the independent registered public accounting firm, for the fiscal year ended November 30, 2006, are included in each Fund’s Annual Report to shareholders.  The financial statements and financial highlights, the notes relating thereto, and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

As of February 28, 2007, management believes the following accounts held 5% or more of the outstanding shares of the Funds:

Fund/Class	Name and Address of Account	Percentage
Delaware Large Cap Value Fund	Merrill, Lynch, Pierce, Fenner & Smith	13.86%
Class C Shares	For The Sole Benefit Of Its Customers
	Attention: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville FL 32246

Delaware Large Cap Value Fund	Merrill, Lynch, Pierce, Fenner & Smith	82.18%
Class R Shares	For The Sole Benefit Of Its Customers
	Attention: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville FL 32246

	MCB Trust Services Trustee FBO	6.01%
	Lai Construction Services Inc.
	700 17th Street, Suite 300
	Denver CO 80202

Delaware Large Cap Value Fund	MCB Trust Services Trustee FBO	48.75%
Institutional Class Shares	Day & Zimmermann 401(K) Plan
	700 17th Street, Suite 300
	Denver, CO 80202

	RS DMC Employee MPP Plan	26.42%
	Delaware Management Company
	Employee Money Purchase Pension
	C/O Rick Seidel
	2005 Market Street
	Philadelphia, PA 19103

	MCB Trust Services Trustee FBO	5.68%
	Day & Zimmermann Hawthorne 401K Plan
	700 17th Street, Suite 300
	Denver, CO 80202

Delaware Value Fund	Merrill, Lynch, Pierce, Fenner & Smith	6.73%
Class A Shares	For The Sole Benefit Of Its Customers
	Attention: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246

	Citigroup Global Markets, Inc.	5.79%
	Attention: Peter Booth, 7th Floor
	333 West 34th Street
	New York, NY 10001

Fund/Class	Name and Address of Account	Percentage
Delaware Value Fund	Merrill, Lynch, Pierce, Fenner & Smith	40.72%
Class B Shares	For The Sole Benefit Of Its Customers
	Attention: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246

	Citigroup Global Markets, Inc.	7.03%
	Attention: Peter Booth, 7th Floor
	333 West 34th Street
	New York, NY 10001

Delaware Value Fund	Merrill, Lynch, Pierce, Fenner & Smith	67.29%
Class C Shares	For The Sole Benefit Of Its Customers
	Attention: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246

	Citigroup Global Markets, Inc.	10.12%
	Attention: Peter Booth, 7th Floor
	333 West 34th Street
	New York, NY 10001

Delaware Value Fund	GPC Agent for MFS Heritage Trustco	46.17%
Class R Shares	PO Box 79377
	Atlanta, GA 30357

	Counsel Trust DBA Mid Atlantic Trustco	13.23%
	336 4th Ave.
	Pittsburgh, PA 15222

	Union Bank Tr Nominee	13.07%
	PO Box 85484
	San Diego, CA 92186

	Union Bank Tr Nominee	12.68%
	PO Box 85484
	San Diego, CA 92186

	GPC Agent for MFS Heritage Trustco	9.56%
	PO Box 79377
	Atlanta, GA 30357

Delaware Value Fund	Lincoln National Life Insurance Company	49.94%
Institutional Class Shares	Attn: Cammie Kline 6H02
	1300 South Clinton Street
	Fort Wayne, IN 46802

	Chase Manhattan C/F	7.11%
	Delaware Group Foundation Fund Growth Portfolio
	Attn: Marisol Gordan
	Global Investor Services
	3 Metrotech Center, 8th Floor
	Brooklyn, NY 11201

	Chase Manhattan C/F	5.92%
	Delaware Group Foundation Fund Balanced Portfolio
	Attn: Marisol Gordan
	Global Investor Services
	3 Metrotech Center, 8th Floor
	Brooklyn, NY 11201

APPENDIX A - DESCRIPTION OF RATINGS

Bonds

Excerpts from Moody’s Investors Service, Inc. (“Moody’s”) description of its bond ratings:  Aaa—judged to be the best quality. They carry the smallest degree of investment risk; Aa—judged to be of high quality by all standards; A—possess favorable attributes and are considered “upper medium” grade obligations; Baa—considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba—judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B—generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa—are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca—represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C—the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from Standard & Poor’s (“S&P”) description of its bond ratings:  AAA—highest grade obligations.  They possess the ultimate degree of protection as to principal and interest; AA—also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A—strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB—regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC—regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C—reserved for income bonds on which no interest is being paid; D—in default, and payment of interest and/or repayment of principal is in arrears.

PART C

OTHER INFORMATION

Item 23.                  Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)           Articles of Incorporation.

(1)           Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

(2)           Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

(b)           By-Laws.  Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

(c)           Instruments Defining Rights of Security Holders.

(1)           Agreement and Declaration of Trust.  Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

(2)           By-Laws.  Article II of Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

(d)           Investment Advisory Contracts.

(1)           Executed Investment Management Agreement (November 23, 1999) between Delaware Management Company and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

(e)           Underwriting Contracts.

(1)           Distribution Agreements.

(i)            Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 122 filed November 24, 2003.

(ii)           Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant attached as Exhibit EX-99.e.1.ii.

(2)           Dealer’s Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

(3)           Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

(4)           Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

(5)           Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-

Effective Amendment No. 128 filed March 28, 2006.

1

(f)            Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)           Executed Global Custody Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

(i)            Executed Amendment (July 1, 2001) to Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

(ii)           Executed Amendment No. 1 (July 17, 2003) to Schedule A of Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 122 filed November 24, 2003.

(iii)          Executed Letter to JPMorgan Chase Bank (August 24, 1998) to add Delaware Large Cap Value Fund (formerly, Delaware Decatur Equity Income Fund) to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

(iv)          Executed Letter to JPMorgan Chase Bank (September 14, 1998) to add Delaware Value Fund (formerly, Delaware Diversified Value Fund) to the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

(2)           Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

(i)            Executed Amendment (October 1, 2002) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

(ii)           Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 122 filed November 24, 2003.

(h)           Other Material Contracts.

(1)           Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

(i)            Executed Amendment Letter (August 23, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 122 filed November 24, 2003.

(ii)           Executed Schedule A (August 24, 2001) to Shareholder Services Agreement

2

incorporated into this filing by reference to Post-Effective Amendment No. 122 filed November 24, 2003.

(iii)          Executed Schedule B (December 1, 2006) to the Shareholder Services Agreement attached as Exhibit EX-99.h.1.iii.

(2)           Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996 and to Post-Effective Amendment No. 110 filed July 1, 1998.

(i)            Executed Schedule B (May 19, 2005) to Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post Effective Amendment No. 128 filed March 28, 2006.

(ii)           Executed Amendment No. 32 (January 9, 2007) to Schedule A to Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit EX-99.h.2.ii.

(3)           Form of Investment Advisory Expense Limitation Letter (March 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit EX-99.h.3.

(4)           Form of Distribution Expense Limitation Letter (March 2007) between Delaware Distributors, L.P. and the Registrant attached as Exhibit EX-99.h.4.

(i)            Legal Opinion.  Opinion and Consent of Counsel (November 18, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

(j)            Other Opinions.  Consent of Independent Registered Public Accounting Firm (March 2007) attached as Exhibit No. EX-99.j.

(k)           Omitted Financial Statements.  Not applicable.

(l)            Initial Capital Agreements.  Not applicable.

(m)          Rule 12b-1 Plans.

(1)           Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

(2)           Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

(3)           Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

(4)           Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

(n)           Rule 18f-3 Plan.  Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

(o)           Reserved.

3

(p)           Codes of Ethics.

(1)           Code of Ethics for the Delaware Investments Family of Funds (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

(2)           Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

(3)           Code of Ethics for Lincoln Financial Distributors, Inc. (December 2005) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

(q)           Other.  Powers of Attorney (November 15, 2006) attached as Exhibit No. EX-99.q.

Item 24.                  Persons Controlled by or Under Common Control with the Registrant.  None.

Item 25.                  Indemnification.  Article VI of the Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 128 filed March 28, 2006.

Item 26.                  Business and Other Connections of Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.),  as well as to certain non-affiliated registered investment companies.  In addition, certain officers of the Manager also serve as trustees of other Delaware Investments® Funds, and certain officers are also officers of these other funds.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments® Funds (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments® Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

4

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Patrick P. Coyne	President	None

Mr. Coyne has served in various executive capacities within Delaware Investments(1) and Delaware Investments Family of Funds.

Managing Director – Fixed Income – Lincoln National Investment Companies, Inc.

Ryan K. Brist	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	None	Mr. Brist has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
John C.E. Campbell	Executive Vice President/Global Marketing & Client Services	None	Mr. Campbell has served in various executive capacities within Delaware Investments. President/Chief Executive Officer – Optimum Fund Trust
Philip N. Russo(2)	Executive Vice President/Chief Administrative Officer	None	Mr. Russo has served in various executive capacities within Delaware Investments.
See Yeng Quek	Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income	None	Mr. Quek has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds. Director/Trustee - HYPPCO Finance Company Ltd.
Douglas L. Anderson	Senior Vice President - Operations	None	Mr. Anderson has served in various executive capacities within Delaware Investments.
Marshall T. Bassett	Senior Vice President/Chief Investment Officer - Emerging Growth Equity	None	Mr. Bassett has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Investments	None	Mr. Baxter has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Christopher S. Beck	Senior Vice President/Senior Portfolio Manager	None	Mr. Beck has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

5

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Michael P. Buckley	Senior Vice President/Director of Municipal Research	None	Mr. Buckley has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Stephen R. Cianci	Senior Vice President/Senior Portfolio Manager	None	Mr. Cianci has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Robert F. Collins	Senior Vice President/Senior Portfolio Manager	None	Mr. Collins has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
James A. Forant	Senior Vice President//Director, Technical Services	None	Mr. Forant has served in various executive capacities within Delaware Investments.
Brian Funk	Senior Vice President/Director of Credit Research	None	Mr. Funk has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Brent C. Garrells	Senior Vice President/Senior Research Analyst	None	Mr. Garrells has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Stuart M. George	Senior Vice President/Head of Equity Trading	None	Mr. George has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Paul Grillo	Senior Vice President/Senior Portfolio Manager	None	Mr. Grillo has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Jonathan Hatcher	Senior Vice President/Senior Research Analyst	None	Mr. Hatcher has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
William F. Keelan	Senior Vice President/Director of Quantitative Research	None	Mr. Keelan has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Francis X. Morris	Senior Vice President/Chief Investment Officer — Core Equity	None	Mr. Morris has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

6

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	None	Mr. Murray has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Susan L. Natalini	Senior Vice President -Marketing & Shared Services	None	Ms. Natalini has served in various executive capacities within Delaware Investments.
Zoë Neale(3)	Senior Vice President/Chief Investment Officer – International Equity	None	Mr. Neale has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
D. Tysen Nutt(4)	Senior Vice President/Chief Investment Officer - Large Cap Value Equity	None	Mr. Nutt has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	None

Mr. O’Connor has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

Vice President/ General Counsel - Lincoln National Investment Companies, Inc.

John J. O’Connor	Senior Vice President - Investment Accounting	None	Mr. O’Connor has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Philip R. Perkins	Senior Vice President/Senior Portfolio Manager	None	Mr. Perkins has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Timothy L. Rabe	Senior Vice President/Senior Portfolio Manager/Head of High Yield	None	Mr. Rabe has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Richard Salus	Senior Vice President/ Controller/Treasurer	None	Mr. Salus has served in various executive capacities within Delaware Investments. Vice President/Deputy Controller - Lincoln National Investment Companies, Inc.
James L. Shields	Senior Vice President/Chief Information Officer	None	Mr. Shields has served in various executive capacities within Delaware Investments.

7

Name and Principal Business Address	Positions and Offices with DMC	Positions and Offices with Registrant	Other Positions and Offices Held
Jeffrey S. Van Harte(5)	Senior Vice President/Chief Investment Officer - Focus Growth Equity	None	Mr. Van Harte has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Babak Zenouzi	Senior Vice President/Senior Portfolio Manager	None	Mr. Zenouzi has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Gary T. Abrams	Vice President/Senior Equity Trader	None	Mr. Abrams has served in various executive capacities within Delaware Investments.
Christopher S. Adams	Vice President/Portfolio Manager/Senior Equity Analyst	None	Mr. Adams has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Damon J. Andres	Vice President/Senior Portfolio Manager	None	Mr. Andres has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Margaret MacCarthy Bacon(6)	Vice President/ Investment Specialist	None	Ms. Bacon has served in various executive capacities within Delaware Investments.
Todd Bassion(7)	Vice President/Senior Research Analyst	None	Mr. Bassion has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Richard E. Biester	Vice President/Equity Trader	None	Mr. Biester has served in various executive capacities within Delaware Investments.
Christopher J. Bonavico(8)	Vice President/Senior Portfolio Manager, Equity Analyst	None	Mr. Bonavico has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Vincent A. Brancaccio	Vice President/Senior Equity Trader	None	Mr. Brancaccio has served in various executive capacities within Delaware Investments.
Kenneth F. Broad(9)	Vice President/Senior Portfolio Manager, Equity Analyst	None	Mr. Broad has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

8

Name and Principal Business Adress	Positions and Offices with DMC	Positions and Offices wiht Registrant	Other Positions and Offices Held
Mary Ellen M. Carrozza	Vice President/Client Services	None	Ms. Carrozza has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Stephen G. Catricks	Vice President/Portfolio Manager	None	Mr. Catricks has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Anthony G. Ciavarelli	Vice President/Assistant General Counsel/ Assistant Secretary	None	Mr. Ciavarelli has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
David F. Connor	Vice President/Deputy General Counsel/ Assistant Secretary	None

Mr. Connor has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

Vice President/Deputy General Counsel/ Secretary - Lincoln National Investment Companies, Inc.

Stephen J. Czepiel	Vice President/Senior Municipal Bond Trader	None	Mr. Czepiel has served in various executive capacities within Delaware Investments.
Christopher M. Ericksen(10)	Vice President/Portfolio Manager/Equity Analyst	None	Mr. Ericksen has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joel A. Ettinger	Vice President - Taxation	None	Mr. Ettinger has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds. Vice President/Taxation - Lincoln National Investment Companies, Inc.
Phoebe W. Figland	Vice President - Investment Accounting	None	Ms. Figland has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joseph Fiorilla	Vice President - Trading Operations	None	Mr. Fiorilla has served in various executive capacities within Delaware Investments.
Charles E. Fish	Vice President/Senior Equity Trader	None	Mr. Fish has served in various executive capacities within Delaware Investments.
Clifford M. Fisher	Vice President/Senior Municipal Bond Trader	None	Mr. Fisher has served in various executive capacities within Delaware Investments.

9

Name and Principal Business Adress	Positions and Offices with DMC	Positions and Offices wiht Registrant	Other Positions and Offices Held
Patrick G. Fortier(11)	Vice President/ Portfolio Manager/Equity Analyst	None	Mr. Fortier has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Paul D. Foster	Vice President/Investment Specialist – Emerging Growth Equity	None	Mr. Foster has served in various executive capacities within Delaware Investments.
Denise A. Franchetti	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	None	Ms. Franchetti has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
James A. Furgele	Vice President - Investment Accounting	None	Mr. Furgele has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Barry S. Gladstein	Vice President/Portfolio Analyst	None	Mr. Gladstein has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Edward Gray(12)	Vice President/Senior Portfolio Manager	None	Mr. Gray has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Lisa L. Hansen(13)	Vice President/Head of Focus Growth Equity Trading	None	Ms. Hansen has served in various executive capacities within Delaware Investments.
Gregory M. Heywood(14)	Vice President/Portfolio Manager/Equity Analyst	None	Mr. Heywood has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Sharon Hill	Vice President/Head of Quantitative Research and Analytics	None	Ms. Hill has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Christopher M. Holland	Vice President/Portfolio Manager	None	Mr. Holland has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Michael E. Hughes	Vice President/Senior Equity Analyst	None	Mr. Hughes has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

10

Name and Principal Business Adress	Positions and Offices with DMC	Positions and Offices wiht Registrant	Other Positions and Offices Held
Jordan L. Irving(15)	Vice President/Senior Portfolio Manager	None	Mr. Irving has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Cynthia Isom	Vice President/Portfolio Manager	None	Ms. Isom has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Kenneth R. Jackson	Vice President/Quantitative Analyst	None	Mr. Jackson has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Audrey E. Kohart	Vice President/Financial Planning and Reporting	None	Ms. Kohart has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Andrew Kronschnabel	Vice President/High Grade Trader	None	Mr. Kronschnabel has served in various executive capacities within Delaware Investments.
Rosanne L. Kropp	Vice President/Senior Fund Analyst II – High Grade	None	Ms. Kropp has served in various executive capacities within Delaware Investments.
Nikhil G. Lalvani	Vice President/Senior Equity Analyst	None	Mr. Lalvani has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Steven T. Lampe	Vice President/Portfolio Manager	None	Mr. Lampe has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Alfio Leone IV	Vice President/High Grade Trader	None	Mr. Leone has served in various executive capacities within Delaware Investments.
Anthony A. Lombardi(16)	Vice President/Senior Portfolio Manager	None	Mr. Lombardi has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Francis P. Magee	Vice President/Equity Business Manager	None	Mr. Magee has served in various executive capacities within Delaware Investments.
Charles (Tom) T. McClintic	Vice President/High Yield Trader	None	Mr. McClintic has served in various executive capacities within Delaware Investments.

11

Name and Principal Business Adress	Positions and Offices with DMC	Positions and Offices wiht Registrant	Other Positions and Offices Held
Michael S. Morris	Vice President/Portfolio Manager/Senior Equity Analyst	None	Mr. Morris has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Scott Moses	Vice President/High Grade Trader	None	Mr. Moses has served in various executive capacities within Delaware Investments.
Philip O. Obazee	Vice President/ Derivatives Manager	None	Mr. Obazee has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Donald G. Padilla	Vice President/Portfolio Manager/Senior Equity Analyst	None	Mr. Padilla has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Caleb Piper	Vice President/Equity Analyst	None	Mr. Piper has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Daniel J. Prislin(17)	Vice President/Senior Portfolio Manager/Equity Analyst	None	Mr. Prislin has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Gretchen Regan	Vice President/Quantitative Analyst	None	Ms. Regan has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Craig S. Remsen	Vice President/Senior Credit Research Analyst	None	Mr. Remsen has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Carl Rice(18)	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	None	Mr. Rice has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Joseph T. Rogina	Vice President/Equity Trader	None	Mr. Rogina has served in various executive capacities within Delaware Investments.
Debbie A. Sabo(19)	Vice President/Equity Trader – Focus Growth Equity	None	Ms. Sabo has served in various executive capacities within Delaware Investments.
Kevin C. Schildt	Vice President/Senior Municipal Credit Analyst	None	Mr. Schildt has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

12

Name and Principal Business Adress	Positions and Offices with DMC	Positions and Offices wiht Registrant	Other Positions and Offices Held
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None	Mr. Seidel has served in various executive capacities within Delaware Investments. Vice President/Assistant Controller/Manager - Payroll - Lincoln National Investment Companies, Inc.
Brenda L. Sprigman	Vice President/Business Manager - Fixed Income	None	Ms. Sprigman has served in various executive capacities within Delaware Investments.
Michael T. Taggart	Vice President - Facilities & Administrative Services	None	Mr. Taggart has served in various executive capacities within Delaware Investments.
Risè Taylor	Vice President – Strategic Investment Relationships	None	Ms. Taylor has served in various executive capacities within Delaware Investments.
Spencer M. Tullo	Vice President/High Yield Trader	None	Mr. Tullo has served in various executive capacities within Delaware Investments.
Robert A. Vogel, Jr.(20)	Vice President/Senior Portfolio Manager	None	Mr. Vogel has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Lori P. Wachs	Vice President/Portfolio Manager	None	Ms. Wachs has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Laura A. Wagner	Vice President - Investment Accounting	None	Ms. Wagner has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Kathryn R. Williams	Vice President/Associate General Counsel/ Assistant Secretary	None	Ms. Williams has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.
Greg Zappin	Vice President/Senior Credit Research Analyst	None	Mr. Zappin has served in various executive capacities within Delaware Investments and Delaware Investments Family of Funds.

(1)	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.
(2)	Vice President of Finance, Prudential Investment Management, Inc., 1998-2004.
(3)	Portfolio Manager, Thomas Weisel Partners, 2002-2005; Co-founder, Arborway Capital, January 2005 – June 2005.
(4)	Managing Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1994-2004.
(5)	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005.

13

(6)	Client Service Officer, Thomas Weisel Partners, 2002-2005.
(7)	Senior Research Associate, Thomas Weisel Partners, 2002-2005.
(8)	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
(9)	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(10)	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
(11)	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(12)	Portfolio Manager, Thomas Weisel Partners, 2002-2005; Co-founder, Arborway Capital, January 2005 – June 2005.
(13)	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
(14)	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
(15)	Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.
(16)	Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.
(17)	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
(18)	Director/Product Specialist, Merrill Lynch, 1999-2004.
(19)	Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.
(20)	Head Trader, McMorgan, 2003-2005; Head of Trading, Husic Capital Management, 2002-2003.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(a)(2)

Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Michael P. Bishof	Senior Vice President/Investment Accounting	Senior Vice President/Investment Accounting
Jeffrey M. Kellogg	Senior Vice President/Senior Product Manager/Communications Manager	None
Thomas M. McConnell	Senior Vice President/Senior 529 Plans Product Manager	None
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief Compliance Officer
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel/Chief Legal Officer
Daniel J. Perullo	Senior Vice President/Eastern Director, Institutional Sales	None
Robert E. Powers	Senior Vice President/Senior Domestic Sales Manager	None

14

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard Salus	Senior Vice President/Controller/ Treasurer/Financial Operations Principal	Senior Vice President/Chief Financial Officer
James L. Shields	Senior Vice President/Chief Information Officer	None
Trevor M. Blum	Vice President/Senior Consultant Relationship Manager	None
E. Zoe Bradley	Vice President/Product Management Manager	None
Mel Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General Counsel/ Secretary	Vice President/Deputy General Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Edward M. Grant	Vice President/Senior Domestic Sales Manager	None
Audrey Kohart	Vice President/Financial Planning and Reporting	Vice President/Financial Planning and Reporting
Marlene D. Petter	Vice President/Marketing Communications	None
Christian Reimer	Vice President/529 Plans Product Manager	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Michael T. Taggart	Vice President/Facilities & Administrative Services	None
Molly Thompson	Vice President/Associate Product Management Manager	None
Kathryn R. Williams	Vice President/Senior Counsel/ Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)

Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business Address	Positions and Office with LFD	Positions and Offices with Registrant
Westley V. Thompson	President/Chief Executive Officer	None
David M. Kittredge	Senior Vice President	None
Terrance Mullen	Senior Vice President	None
Donald Roberson	Senior Vice President	None
Margaret Skinner	Senior Vice President	None
David L. Ahrendt(1)	Vice President	None
Patrick J. Caulfield(2)	Vice President/Chief Compliance Officer	None
Phillip Cramer	Vice President	None
Frederick J. Crawford	Vice President/Treasurer	None
Daniel P. Hickey(2)	Vice President	None

15

Name and Principal Business Address	Positions and Office with LFD	Positions and Offices with Registrant
Rochelle Krombolz	Vice President	None
William Lamoin	Vice President	None
Gregory Smith	Vice President	None
Michael S. Smith(3)	Vice President/Chief Financial Officer/Chief Administrative Officer	None
Joyce L. Byrer	Secretary	None

(1)          1300 Clinton Street, Fort Wayne, IN 46802

(2)          350 Church Street, Hartford, CT 06103

(3)          1500 Market Street, Philadelphia, PA 19103

(c) Not applicable.

Item 28.

Location of Accounts and Records.  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA  19103-7094 and 430 W. 7th Street, Kansas City, MO  64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of March, 2007.

DELAWARE GROUP EQUITY FUNDS II

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne	Chairman/President/Chief Executive Officer	March 29, 2007
Patrick P. Coyne	(Principal Executive Officer) and Trustee

Thomas L. Bennett *	Trustee	March 29, 2007
Thomas L. Bennett

John A. Fry *	Trustee	March 29, 2007
John A. Fry

Anthony D. Knerr *	Trustee	March 29, 2007
Anthony D. Knerr

Lucinda S. Landreth *	Trustee	March 29, 2007
Lucinda S. Landreth

Ann R. Leven *	Trustee	March 29, 2007
Ann R. Leven

Thomas F. Madison *	Trustee	March 29, 2007
Thomas F. Madison

Janet L. Yeomans *	Trustee	March 29, 2007
Janet L. Yeomans

J. Richard Zecher *	Trustee	March 29, 2007
J. Richard Zecher

Richard Salus *	Senior Vice President/Chief Financial Officer	March 29, 2007
Richard Salus	(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS

(Delaware Group Equity Funds II)

Exhibit No.	Exhibit
EX-99.b	Amended and Restated By-Laws (November 16, 2006)

EX-99.e.1.ii

Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.iii	Executed Schedule B (December 1, 2006) to the Shareholder Services Agreement

EX-99.h.2.ii	Executed Amendment No. 32 (January 9, 2007) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.h.3	Form of Investment Advisory Expense Limitation Letter (March 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.h.4	Form of Distribution Expense Limitation Letter (March 2007) between Delaware Distributors, L.P. and the Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (March 2007)

EX-99.q	Powers of Attorney (November 15, 2006)